UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Ambrus Core Bond Fund
Institutional Class | TTRBX
Annual Shareholder Report — September 30, 2024
This annual shareholder report contains important information about the Ambrus Core Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.ambrusfunds.com/ambrus-core-bond-fund/
. You can also request this information by contacting us at (833) 996-2101.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ambrus Core Bond Fund (Institutional Class / TTRBX)	$ 53	0.50%
Management's Discussion of Fund Performance
Summary of Results
Over the trailing one-year, the Ambrus Core Bond Fund returned 10.20% versus its index (the Bloomberg Intermediate U.S. Government/Credit Bond Index) returning 9.45%, for outperformance of 0.75%. Outperformance was driven by positive attribution effects across asset allocation and security selection, with yield curve positioning slightly detracting from performance.
Top Contributors to Performance
  An overweight to credit-sensitive asset classes (including corporate bonds, preferreds, and taxable municipal bonds) contributed to performance, as benchmark investment-grade credit spreads compressed from a wide of +163 to a tight of +115 over the year
  Security selection within every sector of the corporate bond portfolio contributed to performance, as credit spreads for corporate bonds owned in the Fund compressed more than those in the benchmark
  The underweight to the energy and communication services sectors within corporate bonds contributed positively to performance
Top Detractors to Performance
  The Fund had a slight u
  nderwe
  ight to duration (on average throughout the year), which impacted performance as the benchmark 10-year treasury yield declined from a high of 4.99% to a low of 3.62%
  The overweight to the industrials and financials sectors within corporate bonds slightly detracted from performance
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Ambrus Core Bond Fund’s Institutional Class vs. the Bloomberg U.S. Aggregate Bond Index

and

the Bloomberg Intermediate U.S. Government/Credit Bond Index.
Growth of $10,000
For the period September 06, 2022* through September 30, 2024
Average Annual Total Returns	1 Year	Since inception
Institutional Class	10.20%	5.21% *
Bloomberg U.S. Aggregate Bond Index**	11.57%	4.08% ***
Bloomberg Intermediate U.S. Government/Credit Bond Index	9.45%	4.43% ***
*	The Ambrus Core Bond Fund commenced operations on September 6, 2022.
**	The Fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
All returns represent past performance which is no guarantee of future results.
Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit
https://www.ambrusfunds.com/ambrus-core-bond-fund/
for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 350,779,508
Total number of portfolio holdings	136
Total advisory fee paid, net	$ 973,392
Portfolio turnover rate as of the end of the reporting period	32%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation of Corporate Bonds
Financials	11.2%
Consumer Discretionary	7.5%
Industrials	5.3%
Technology	4.6%
Health Care	3.5%
Materials	2.3%
Consumer Staple Products	2.2%
Energy	2.1%
Utilities	2.0%
Communications	1.8%
Real Estate	1.7%
TOTAL	44.2%
Portfolio Composition
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2024, there were no changes in and
/or
disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at
https://www.ambrusfunds.com/ambrus-core-bond-fund/
.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (833) 996-2101, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Ambrus Tax-Conscious
California
Bond Fund
Institutional Class | TCCBX
Annual Shareholder Report — September 30, 2024
This annual shareholder report contains important information about the Ambrus Tax-Conscious California Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.ambrusfunds.com/ambrus-tax-conscious-california-bond-fund/
. You can also request this information by contacting us at (833) 996-2101.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ambrus Tax-Conscious California Bond Fund (Institutional Class / TCCBX)	$ 52	0.50%
Management's Discussion of Fund Performance
Summary of Results
Over the trailing one-year, the Ambrus Tax-Conscious California Bond Fund returned 8.00% versus its index (the Bloomberg California Municipal Inter-Short (1-10 Year) Index) returning 7.07%, for outperformance of 0.93%. Outperformance was driven by positive attribution effects from asset allocation, security selection, and yield curve positioning.
Top Contributors to Performance
  The overweight to duration benefited performance, as the benchmark 10-year treasury yield declined from a high of 4.99% to a low of 3.62%
  Within the municipal bond portfolio, positive security selection benefited performance, as the municipal bonds owned in the Fund outperformed those owned in the benchmark
  Within the municipal bond portfolio, the overweight to the housing and transportation sectors and underweight to the pre-refunded sector benefited Fund performance
  Fund performance benefited from positive asset allocation effects due to the overweight to treasury bonds, corporate bonds, and preferreds
  Fund performance also benefited from active management between asset classes, as the Fund was underweight municipal bonds and overweight corporate bonds from December 2023 to May 2024, followed by significantly increasing ex po
  sure to municipal bonds from May 2024 to September 2024
Top Detractors to Performance
  Within the municipal bond portfolio, the underweight to the gas pre-pay sector detracted from Fund performance
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Ambrus Tax-Conscious California Bond Fund’s Institutional Class vs. the Bloomberg Municipal Bond Index

and

the Bloomberg California Municipal Inter-Short (1-10 Year) Index.
Growth of $10,000
For the period October 03, 2022* through September 30, 2024
Average Annual Total Returns	1 Year	Since inception
Institutional Class	8.00%	4.91% *
Bloomberg Municipal Bond Index**	10.37%	6.30% ***
Bloomberg California Municipal Inter-Short (1-10 Year) Index	7.07%	4.51% ***
*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
**	The Fund has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
All returns represent past performance which is no guarantee of future results.
Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit
https://www.ambrusfunds.com/ambrus-tax-conscious-california-bond-fund/
for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 295,889,367
Total number of portfolio holdings	262
Total advisory fee paid, net	$ 771,004
Portfolio turnover rate as of the end of the reporting period	39%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a sum
mar
y by state of the Municipal Bonds of the Fund as a percentage of net assets:
State Diversification
California	64.3%
Texas	2.4%
Connecticut	2.4%
Illinois	2.3%
Ohio	1.9%
Other (each less than 1.7%)	6.7%
TOTAL	80.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at
https://www.ambrusfunds.com/ambrus-tax-conscious-california-bond-fund/
.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (833) 996-2101, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Ambrus Tax-Conscious
National Bond Fund
Institutional Class | TCNBX
Annual Shareholder Report — September 30, 2024
This annual shareholder report contains important information about the Ambrus Tax-Conscious National Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.ambrusfunds.com/ambrus-tax-conscious-national-bond-fund/
. You can also request this information by contacting us at (833) 996-2101.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ambrus Tax-Conscious National Bond Fund (Institutional Class / TCNBX)	$ 52	0.50%
Management's Discussion of Fund Performance
Summary of Results
Over the trailing one-year, the Ambrus Tax-Conscious National Bond Fund returned 8.45% versus its index (the Bloomberg Municipal Inter-Short (1-10 Year) Index) returning 7.18%, for outperformance of
1.27
%.
Top Contributors to Performance
  The active management of du
  ratio
  n benefited performance, as the Fund was overweight duration as interest rates declined from October 2023 to December 2023, underweight duration as rates increased through March 2024, and then overweight duration as rates declined from April 2024 to September 2024
  Within the municipal bond portfolio, positive security selection benefited performance, as the municipal bonds owned in the Fund outperformed those owned in the benchmark
  Fund performance benefitted from positive asset allocation effects due to the overweight to treasury bonds, corporate bonds, and preferreds
  Fund performance also benefited from active management between asset classes, as the Fund was underweight municipal bonds and overweight corporate bonds from December 2023 to May 2024, followed by significantly increasing exposure to municipal bonds from May 2024 to September 2024
Top Detractors to Performance
  Within the municipal bond portfolio, the underweight to the tobacco muni sector detracted from Fund performance
  Within the municipal bond portfolio, security selection within the housing, pre-refunded, and hospital sectors slightly detracted from performance
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Ambrus Tax-Conscious National Bond Fund’s Institutional Class vs. the Bloomberg Municipal Bond Index

and

the Bloomberg Municipal Inter-Short (1-10 Year) Index.
Growth of $10,000
For the period October 03, 2022* through September 30, 2024
Average Annual Total Returns	1 Year	Since inception
Institutional Class	8.45%	5.07% *
Bloomberg Municipal Bond Index**	10.37%	6.30% ***
Bloomberg Municipal Inter-Short (1-10 Year) Index	7.18%	4.56% ***
*	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
**	The Fund has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
All returns represent past performance which is no guarantee of future results.
Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit
https://www.ambrusfunds.com/ambrus-tax-conscious-national-bond-fund/
for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 297,254,797
Total number of portfolio holdings	283
Total advisory fee paid, net	$ 874,944
Portfolio turnover rate as of the end of the reporting period	36%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by state
of
the Municipal

Bonds of the Fund as a percentage of net assets:
State

Diversification
Texas	9.5%
New York	6.4%
Illinois	5.9%
Florida	5.3%
Pennsylvania	4.1%
Ohio	3.6%
Washington	3.2%
Michigan	3.0%
District of Columbia	2.8%
Connecticut	2.6%
Tennessee	2.6%
Colorado	2.2%
California	2.2%
Missouri	2.2%
New Hampshire	2.0%
Other (each less than 1.7%)	24.5%
TOTAL	82.1%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at
https://www.ambrusfunds.com/ambrus-tax-conscious-national-bond-fund/
.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (833) 996-2101, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $99,545 for the fiscal year ending September 30, 2024 and $143,618 for the fiscal year ending September 30, 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ending September 30, 2024 and $0 for the fiscal year ending September 30, 2023.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 for the fiscal year ending September 30, 2024 and $880 for the fiscal year ending September 30, 2023. These fees were for Passive Foreign Investment Company (PFIC) database tax services.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending September 30, 2024 and $0 for the fiscal year ending September 30, 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) Not applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for the fiscal year ending September 30, 2024 and $266,983 for the fiscal year ending September 30, 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Ambrus Core Bond Fund
Ambrus Tax-Conscious California Bond Fund
Ambrus Tax-Conscious National Bond Fund
of
FundVantage Trust
Institutional Class
Annual Financials and Additional Information
September 30, 2024
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

AMBRUS CORE BOND FUND
Portfolio of Investments
September 30, 2024
	Par Value	Value
CORPORATE BONDS — 44.2%
Communications — 1.8%
AT&T, Inc., 7.125%, 12/15/31	$ 500,000	$ 562,220
Meta Platforms, Inc., 4.55%, 8/15/31	1,000,000	1,021,926
Paramount Global, 5.50%, 5/15/33	1,500,000	1,406,406
Verizon Communications, Inc., 6.48%, 5/15/25(a)	1,000,000	1,004,926
Warnermedia Holdings, Inc., 4.279%, 3/15/32	2,500,000	2,229,640
		6,225,118
Consumer Discretionary — 7.5%
BorgWarner, Inc., 4.95%, 8/15/29	1,000,000	1,017,273
Brunswick Corp., 2.40%, 8/18/31	1,500,000	1,260,397
Choice Hotels International, Inc., 3.70%, 12/1/29	2,000,000	1,898,275
Darden Restaurants, Inc., 6.30%, 10/10/33	1,900,000	2,069,987
Genuine Parts Co., 4.95%, 8/15/29	500,000	508,546
Genuine Parts Co., 1.875%, 11/1/30	500,000	429,125
Hasbro, Inc., 6.05%, 5/14/34	1,000,000	1,051,662
Leggett & Platt, Inc., 4.40%, 3/15/29	2,500,000	2,400,239
LKQ Corp., 6.25%, 6/15/33	1,000,000	1,058,696
Masco Corp., 3.50%, 11/15/27	1,000,000	977,018
Polaris, Inc., 6.95%, 3/15/29	1,000,000	1,085,357
PVH Corp., 4.625%, 7/10/25	2,000,000	1,992,351
Ralph Lauren Corp., 3.75%, 9/15/25	1,010,000	1,004,387
Tapestry, Inc., 3.05%, 3/15/32	2,150,000	1,840,226
Tapestry, Inc., 7.85%, 11/27/33	2,000,000	2,168,339
Toyota Motor Credit Corp., 5.05%, 5/16/29	2,000,000	2,074,132
VF Corp., 6.00%, 10/15/33	2,500,000	2,518,410
Whirlpool Corp., 5.75%, 3/1/34	1,000,000	1,023,858
		26,378,278
Consumer Staple Products — 2.2%
Altria Group, Inc., 6.875%, 11/1/33	1,000,000	1,129,021
J M Smucker Co. (The), 6.20%, 11/15/33	650,000	718,612
Kroger Co. (The), 7.70%, 6/1/29	2,064,000	2,340,804
Philip Morris International, Inc., 3.375%, 8/11/25	3,000,000	2,974,353
Tyson Foods, Inc., 5.70%, 3/15/34	500,000	526,543
		7,689,333
Energy — 2.1%
Cheniere Energy Partners LP, 5.95%, 6/30/33	1,000,000	1,058,981
Equinor ASA, 3.625%, 9/10/28	2,000,000	1,970,994
Kinder Morgan, Inc., 7.80%, 8/1/31	1,500,000	1,745,332
	Par Value	Value
CORPORATE BONDS — (Continued)
Energy — (Continued)
Phillips 66 Co., 5.25%, 6/15/31	$ 1,000,000	$ 1,033,612
Tosco Corp., 7.80%, 1/1/27	500,000	537,099
Valero Energy Corp., 2.85%, 4/15/25	1,000,000	988,527
		7,334,545
Financials — 11.2%
Air Lease Corp., 3.25%, 3/1/25	1,300,000	1,289,436
American Express Co., 5.788%, 11/4/26(a)	1,420,000	1,422,526
AmSouth Bancorp, 6.75%, 11/1/25	600,000	610,652
Bank of New York Mellon (The), 5.224%, 11/21/25	500,000	500,117
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	2,000,000	2,023,298
Bank of New York Mellon Corp. (The), 5.606%, 7/21/39	1,500,000	1,573,312
Broadridge Financial Solutions, Inc., 2.90%, 12/1/29	1,300,000	1,205,396
Capital One Financial Corp., 2.359%, 7/29/32	1,000,000	818,901
Citibank NA, 5.57%, 4/30/34	2,000,000	2,131,450
Discover Financial Services, 3.95%, 11/6/24	1,000,000	998,564
Discover Financial Services, 7.964%, 11/2/34	2,000,000	2,348,744
Equitable Holdings, Inc., 5.594%, 1/11/33	1,000,000	1,046,957
Fiserv, Inc., 5.45%, 3/15/34	500,000	522,496
Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	1,300,000	1,239,404
Goldman Sachs Group, Inc. (The), 6.758%, 3/15/28(a)	500,000	511,235
Goldman Sachs Group, Inc. (The), 4.482%, 8/23/28	1,000,000	1,004,979
Jefferies Financial Group, Inc., 2.625%, 10/15/31	1,000,000	867,145
JPMorgan Chase & Co., 5.546%, 12/15/25	2,000,000	2,001,253
JPMorgan Chase & Co., 6.203%, 2/24/28(a)	500,000	502,728
LPL Holdings, Inc., 6.00%, 5/20/34	3,000,000	3,127,599
Morgan Stanley, 4.35%, 9/8/26	800,000	802,198
Northern Trust Corp., 3.375%, 5/8/32	919,000	894,510
PNC Bank, 4.20%, 11/1/25	1,000,000	996,224
Prudential Financial, Inc., 6.50%, 3/15/54	4,150,000	4,450,066

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Synchrony Financial, 3.70%, 8/4/26	$ 1,050,000	$ 1,030,631
Synchrony Financial, 2.875%, 10/28/31	2,325,000	1,973,426
US Bancorp, 4.653%, 2/1/29	1,000,000	1,009,436
Wells Fargo & Co., 3.584%, 5/22/28	300,000	294,150
Wells Fargo Bank, 6.50%, 12/1/28	1,000,000	1,059,104
Zions Bancorp, 3.25%, 10/29/29	1,315,000	1,171,787
		39,427,724
Health Care — 3.5%
AbbVie, Inc., 2.60%, 11/21/24	700,000	697,710
Bristol-Myers Squibb Co., 2.95%, 3/15/32	1,000,000	911,077
Cigna Group (The), 3.25%, 4/15/25	2,890,000	2,867,653
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	1,600,000	1,468,852
GE HealthCare Technologies, Inc., 4.80%, 8/14/29	2,000,000	2,037,087
HCA, Inc., 5.45%, 4/1/31	500,000	520,758
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	500,000	497,070
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	1,000,000	1,020,097
UnitedHealth Group, Inc., 6.50%, 6/15/37	2,000,000	2,317,486
		12,337,790
Industrials — 5.3%
3M Co., 2.65%, 4/15/25	2,000,000	1,977,829
Boeing Co. (The), 3.25%, 2/1/35	6,000,000	4,882,681
IDEX Corp., 4.95%, 9/1/29	500,000	511,222
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,300,000	1,363,495
Northrop Grumman Systems Corp., 7.75%, 2/15/31	2,000,000	2,344,063
PACCAR Financial Corp., 4.60%, 1/10/28	1,000,000	1,017,289
RTX Corp., 2.375%, 3/15/32	1,500,000	1,302,317
Ryder System, Inc., 1.75%, 9/1/26	1,000,000	951,906
Ryder System, Inc., 5.375%, 3/15/29	500,000	519,000
Trimble, Inc., 6.10%, 3/15/33	1,500,000	1,618,450
United Airlines Pass Through Trust, 5.875%, 10/15/27	1,005,892	1,027,406
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,000,000	1,056,586
		18,572,244
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — 2.3%
Albemarle Corp., 5.05%, 6/1/32	$ 2,325,000	$ 2,325,165
Huntsman International, LLC, 2.95%, 6/15/31	2,500,000	2,160,960
LYB International Finance III, LLC, 3.375%, 5/1/30	1,500,000	1,373,925
LYB International Finance III, LLC, 5.50%, 3/1/34	2,000,000	2,079,849
		7,939,899
Real Estate — 1.7%
American Tower Corp., REIT, 2.95%, 1/15/25	1,000,000	993,368
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	415,667
Invitation Homes Operating Partnership LP, REIT, 5.45%, 8/15/30	1,000,000	1,042,077
Jones Lang LaSalle, Inc., REIT, 6.875%, 12/1/28	825,000	894,583
Kilroy Realty LP, REIT, 2.50%, 11/15/32	1,000,000	801,521
Vornado Realty LP, REIT, 3.40%, 6/1/31	500,000	430,599
Weyerhaeuser Co., REIT, 7.375%, 3/15/32	1,050,000	1,215,457
		5,793,272
Technology — 4.6%
Arrow Electronics, Inc., 5.875%, 4/10/34	2,000,000	2,073,199
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	500,000	534,209
Concentrix Corp., 6.85%, 8/2/33	2,039,000	2,111,301
Fortinet, Inc., 2.20%, 3/15/31	1,000,000	868,031
Intel Corp., 3.90%, 3/25/30	2,000,000	1,923,057
Kyndryl Holdings, Inc., 6.35%, 2/20/34	1,500,000	1,602,504
Leidos, Inc., 7.125%, 7/1/32	2,400,000	2,688,737
Motorola Solutions, Inc., 2.30%, 11/15/30	1,500,000	1,323,922
Oracle Corp., 3.80%, 11/15/37	2,500,000	2,209,475
Teledyne Technologies, Inc., 2.75%, 4/1/31	750,000	673,349
		16,007,784
Utilities — 2.0%
Florida Power & Light Co., 5.05%, 4/1/28	1,850,000	1,909,039

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
CORPORATE BONDS — (Continued)
Utilities — (Continued)
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	$ 500,000	$ 502,157
PacifiCorp, 6.10%, 8/1/36	2,000,000	2,186,289
Southern California Gas Co., 5.05%, 9/1/34	1,000,000	1,030,554
Southwestern Electric Power Co., 5.30%, 4/1/33	500,000	515,760
System Energy Resources, Inc., 6.00%, 4/15/28	1,000,000	1,049,195
		7,192,994
TOTAL CORPORATE BONDS (Cost $149,043,671)		154,898,981
U.S. TREASURY OBLIGATIONS — 39.6%
United States Treasury Bonds,
3.875%, 5/15/43	2,500,000	2,404,834
1.25%, 5/15/50	5,500,000	2,940,566
United States Treasury Floating Rate Notes, 4.797%, 1/31/26(a)	17,000,000	16,999,453
United States Treasury Notes,
4.25%, 5/31/25	20,000,000	20,005,674
4.125%, 6/15/26	22,000,000	22,150,391
3.625%, 5/31/28	41,500,000	41,555,117
3.75%, 5/31/30	27,500,000	27,667,578
3.375%, 5/15/33	5,500,000	5,343,701
U.S. TREASURY OBLIGATIONS (Cost $136,179,959)		139,067,314
	Par Value/ Shares
PREFERREDS — 6.1%
Consumer Discretionary — 0.4%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,550,000	1,521,186
Energy — 0.3%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,055,479
Financials — 5.4%
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	740,000	721,675
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,500,000	1,488,283
Citigroup, Inc., 4.00%, 12/10/25	2,400,000	2,357,336
Citigroup, Inc., 7.625%, 11/15/28	1,650,000	1,767,109
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	$ 5,375,000	$ 5,420,381
Morgan Stanley, 6.875%, 1/15/25	39,395	999,057
Northern Trust Corp., 4.60%, 10/1/26	1,550,000	1,538,013
State Street Corp., 5.35%, 3/15/26	20,000	493,400
State Street Corp., 6.70%, 9/15/29	1,000,000	1,037,430
Wells Fargo & Co., 3.90%, 3/15/26	300,000	291,714
Wells Fargo & Co., 6.85%, 9/15/29	2,550,000	2,665,418
		18,779,816
TOTAL PREFERREDS (Cost $20,266,613)		21,356,481
	Par Value
ASSET-BACKED SECURITIES — 2.8%
Freddie Mac Pool, 6.00%, 6/1/54	9,604,379	9,821,669
TOTAL ASSET-BACKED SECURITIES (Cost $9,662,428)		9,821,669
	Number of Shares
EXCHANGE TRADED FUNDS — 0.2%
SPDR Portfolio High Yield Bond ETF	30,000	721,500
TOTAL EXCHANGE TRADED FUNDS (Cost $712,200)		721,500
SHORT-TERM INVESTMENT — 5.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.80%(b)	20,797,949	20,797,949

TOTAL SHORT-TERM INVESTMENT (Cost $20,797,949)		20,797,949

TOTAL INVESTMENTS - 98.8% (Cost $336,662,820)		346,663,894
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		4,115,614
NET ASSETS - 100.0%		$350,779,508

AMBRUS CORE BOND FUND
Portfolio of Investments (Concluded)
September 30, 2024
(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2024.
(b)	Rate disclosed is the 7-day yield at September 30, 2024.
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depository Receipt

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — 80.0%
California — 64.3%
Albany Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	$1,000,000	$ 1,029,950
Antioch Unified School District GO, Series B, OID, Callable 08/01/25 at 100, 4.00%, 8/1/40, (BAM Insured)	635,000	635,561
Atwater Elementary School District, Callable 12/01/34 at 100, 5.00%, 12/1/40, (AGC Insured)	250,000	287,760
Atwater Elementary School District, Callable 12/01/34 at 100, 5.00%, 12/1/42, (AGC Insured)	275,000	312,901
Atwater Elementary School District, Callable 12/01/34 at 100, 5.00%, 12/1/44, (AGC Insured)	700,000	786,424
Bay Area Toll Authority Revenue, Series F-2, Callable 04/01/32 at 100, 5.00%, 4/1/45	1,150,000	1,279,642
Berkeley Joint Powers Financing Authority Revenue, OID, Refunding, Callable 10/31/24 at 100, 3.00%, 10/1/27	25,000	25,006
Beverly Hills Unified School District GO, CAB, OID, Refunding, Callable 08/01/26 at 68, 0.00%, 8/1/37(a)	500,000	318,747
Cabrillo Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/48	625,000	641,046
California Community Choice Financing Authority Revenue, Callable 05/01/29 at 100, 5.00%, 7/1/53(b)	2,965,000	3,182,713
California Community Choice Financing Authority Revenue, Series A-1, Callable 05/01/28 at 100, 4.00%, 5/1/53(b)	500,000	512,162
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(b)	$1,435,000	$ 1,480,702
California Community Choice Financing Authority Revenue, Series G, Callable 01/01/30 at 100, 5.25%, 11/1/54(b)	2,000,000	2,178,182
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/43	3,230,000	3,409,266
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/48	70,000	73,237
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.00%, 11/1/34	215,000	227,710
California Health Facilities Financing Authority Revenue, Callable 02/01/27 at 100, 5.00%, 2/1/29	40,000	42,372
California Health Facilities Financing Authority Revenue, Callable 11/15/24 at 100, 5.00%, 11/15/35	365,000	365,444
California Health Facilities Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 5.00%, 4/1/27, (CA MTG Insured)	5,000	5,205
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/38	250,000	262,858
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/48	25,000	25,973
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/44	1,030,000	1,144,929

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.00%, 12/1/45	$ 885,000	$ 992,900
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/49	2,445,000	2,749,910
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/26 at 100, 5.00%, 8/15/34	410,000	425,887
California Health Facilities Financing Authority Revenue, Series A, Callable 10/31/24 at 100, 4.00%, 10/1/28	100,000	100,058
California Health Facilities Financing Authority Revenue, Series A, Callable 11/15/27 at 100, 5.00%, 11/15/28	15,000	16,138
California Health Facilities Financing Authority Revenue, Series A, Refunding, 4.00%, 10/1/26	65,000	66,429
California Health Facilities Financing Authority Revenue, Series A-2, Callable 11/01/27 at 100, 4.00%, 11/1/44	4,000,000	4,011,304
California Health Facilities Financing Authority Revenue, Series B-1, Callable 02/01/28 at 102, 5.00%, 11/15/61(b)	800,000	879,817
California Infrastructure & Economic Development Bank Revenue, Callable 05/15/28 at 100, 5.00%, 5/15/47	1,130,000	1,188,073
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/44	1,905,000	2,042,495
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/26 at 100, 5.00%, 5/1/28	20,000	21,055
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/41, (CA MTG Insured)	$ 470,000	$ 531,641
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/44, (CA MTG Insured)	700,000	782,730
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,000,000	1,098,049
California Municipal Finance Authority Revenue, Callable 11/15/28 at 100, 5.00%, 5/15/36, (BAM-TCRS Insured)	500,000	534,047
California Municipal Finance Authority Revenue, Refunding, Callable 10/01/28 at 100, 5.00%, 10/1/35	1,000,000	1,051,856
California Municipal Finance Authority Revenue, Series A, Callable 02/01/27 at 100, 3.20%, 9/1/45, (HUD SECT 8 Insured)(b)	1,250,000	1,264,898
California Municipal Finance Authority Revenue, Series A, Callable 06/01/27 at 100, 5.00%, 6/1/42	1,000,000	1,041,076
California Public Finance Authority Revenue, Series A, Callable 07/15/32 at 100, 5.00%, 7/15/46	3,000,000	3,333,488
California State Public Works Board Revenue, Callable 10/01/26 at 100, 4.00%, 10/1/28	530,000	542,262
California State Public Works Board Revenue, Callable 11/01/31 at 100, 5.00%, 11/1/46	570,000	627,160
California State University Revenue, Series A, Refunding, Callable 11/01/25 at 100, 5.00%, 11/1/47	1,000,000	1,016,608

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California State University Revenue, Series A, Refunding, Callable 11/01/28 at 100, 5.00%, 11/1/43	$1,900,000	$ 2,031,027
California Statewide Communities Development Authority Revenue, Callable 02/01/28 at 100, 5.00%, 8/1/29	300,000	315,411
California Statewide Communities Development Authority Revenue, Refunding, 5.00%, 3/1/28	100,000	105,721
California Statewide Communities Development Authority Revenue, Refunding, Callable 03/01/28 at 100, 5.00%, 3/1/33	160,000	168,355
California Statewide Communities Development Authority Revenue, Series A, 5.00%, 4/1/28	20,000	21,376
California Statewide Communities Development Authority Revenue, Series A, OID, Refunding, Callable 03/01/26 at 100, 4.125%, 3/1/34	1,015,000	1,018,300
Cathedral City Redevelopment Agency Successor Agency, Series A, Refunding, Callable 10/21/24 at 100, 5.00%, 8/1/29, (AGM Insured)	705,000	705,580
Chowchilla Elementary School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/43	580,000	596,745
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/27	145,000	154,179
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/30	150,000	166,498
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/35	50,000	54,703
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/39	$ 100,000	$ 109,263
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/44	575,000	616,529
Coachella Valley Unified School District, OID, Refunding, Callable 10/21/24 at 100, 3.50%, 9/1/28, (BAM Insured)	50,000	50,023
Coachella Valley Unified School District GO, OID, Refunding, Callable 10/21/24 at 100, 4.00%, 8/1/27, (BAM Insured)	5,000	5,004
Colusa Unified School District GO, Callable 05/01/25 at 100, 4.00%, 5/1/34, (AGM Insured)	510,000	511,737
Compton Unified School District GO, Series B, Callable 06/01/27 at 100, 4.00%, 6/1/32, (BAM Insured)	140,000	143,727
Concord, OID, Refunding, Callable 04/01/31 at 100, 2.00%, 4/1/38	920,000	727,281
Cupertino Union School District GO, Refunding, Callable 08/01/26 at 100, 3.25%, 8/1/33	545,000	546,005
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 0.75%, 12/1/24	300,000	297,864
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 1.25%, 6/1/27	40,000	37,596
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/44, (BAM Insured)	100,000	106,696
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/10/49, (BAM Insured)	185,000	194,225
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/54, (BAM Insured)	425,000	443,194

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
East Side Union High School District GO, Series A, OID, Refunding, Callable 08/01/26 at 100, 2.125%, 8/1/29	$ 50,000	$ 47,558
East Side Union High School District GO, Series B, Refunding, 5.25%, 2/1/26, (NATL Insured)	125,000	127,053
Eastern Municipal Water District Financing Authority Revenue, Series B, Unrefunded portion, Callable 07/01/26 at 100, 4.00%, 7/1/35	250,000	254,797
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,150,000	1,145,886
Fillmore Wastewater Revenue, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47, (AGM Insured)	1,175,000	1,217,104
Folsom Cordova Unified School District GO, Series D, Callable 10/01/26 at 100, 4.00%, 10/1/44, (AGM Insured)	550,000	550,569
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Callable 10/01/25 at 100, 4.00%, 10/1/40	2,325,000	2,328,789
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series B, Callable 10/01/26 at 100, 4.25%, 10/1/41	1,500,000	1,511,445
Fontana Unified School District GO, Series A, OID, 0.00%, 8/1/29, (AGM Insured)(a)	2,500,000	2,185,874
Fremont Unified School District/Alameda County GO, Series B, Callable 08/01/25 at 100, 4.00%, 8/1/40	1,875,000	1,878,641
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Fresno County Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 3.00%, 4/1/29	$ 375,000	$ 376,362
Fresno Unified School District GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/46	1,485,000	1,476,658
Gavilan Joint Community College District GO, Series C, Callable 08/01/32 at 100, 5.00%, 8/1/43	1,000,000	1,125,246
Gavilan Joint Community College District GO, Series C, Callable 08/01/32 at 100, 5.00%, 8/1/44	1,000,000	1,119,637
Glendale Unified School District GO, Series B, CAB, OID, Refunding, Callable 09/01/25 at 70, 0.00%, 9/1/33(a)	800,000	540,674
Grossmont Healthcare District GO, Series D, Refunding, Callable 07/15/25 at 100, 4.00%, 7/15/40	1,500,000	1,501,294
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/52	1,000,000	1,037,779
Hayward Unified School District GO, Refunding, Callable 08/01/28 at 100, 4.00%, 8/1/43, (BAM Insured)	1,000,000	1,008,793
Imperial Community College District GO, Series A, Callable 08/01/33 at 100, 5.25%, 8/1/53, (AGM Insured)	900,000	1,013,443
Indian Wells Redevelopment Agency Successor Agency, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/28, (NATL Insured)	20,000	20,946
Inglewood Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/38, (BAM Insured)	1,505,000	1,552,786

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Irvine Facilities Financing Authority, Series A, Callable 09/01/33 at 100, 5.00%, 9/1/48, (BAM Insured)	$1,730,000	$ 1,929,442
Irvine Facilities Financing Authority Revenue, Callable 05/01/26 at 100, 5.25%, 5/1/43	2,275,000	2,335,934
Irvine Ranch Water District Water Service Corp., Callable 08/01/26 at 100, 5.25%, 2/1/46	2,000,000	2,066,700
Kern High School District GO, Series E, OID, 2.00%, 8/1/27	100,000	97,614
Lancaster Financing Authority Revenue, Series A, Callable 05/01/34 at 100, 5.00%, 5/1/54	3,000,000	3,323,686
Live Oak Elementary School District/Santa Cruz County GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/44, (BAM Insured)	340,000	378,935
Local Public Schools Funding Authority School Improvement District No 2016-1 GO, Series A, Callable 08/01/27 at 100, 4.00%, 8/1/42, (BAM Insured)	770,000	776,804
Lodi Unified School District GO, Series 2020, Callable 08/01/27 at 100, 4.00%, 8/1/40	995,000	1,005,920
Long Beach Unified School District GO, Series E, Callable 08/01/26 at 100, 4.00%, 8/1/44, (BAM-TCRS Insured)	875,000	875,755
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, Callable 07/01/28 at 100, 5.00%, 7/1/44	825,000	877,733
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles County Public Works Financing Authority Revenue, Series A, Callable 12/01/30 at 100, 5.00%, 12/1/45	$ 500,000	$ 544,286
Los Angeles County Public Works Financing Authority Revenue, Series D, Callable 12/01/25 at 100, 5.00%, 12/1/32	150,000	153,853
Los Angeles County Public Works Financing Authority Revenue, Series E-1, Callable 12/01/29 at 100, 5.00%, 12/1/49	100,000	107,308
Los Angeles County Public Works Financing Authority Revenue, Series H, Refunding, Callable 12/01/34 at 100, 5.50%, 12/1/49	2,225,000	2,602,868
Los Angeles County Public Works Financing Authority Revenue, Series H, Refunding, Callable 12/01/34 at 100, 5.50%, 12/1/53	400,000	464,844
Los Angeles County Revenue, 5.00%, 6/30/25	2,000,000	2,033,830
Los Angeles County Schools Regionalized Business Services Corp., Series A-3, OID, Refunding, Callable 10/31/24 at 100, 3.75%, 9/1/26, (AGM Insured)	15,000	15,014
Los Angeles Department of Airports Revenue, Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/43	2,000,000	2,153,381
Los Angeles Department of Water & Power Revenue, Callable 07/01/31 at 100, 5.00%, 7/1/51	85,000	92,655
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	1,000,000	1,034,775

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 7/1/45	$ 600,000	$ 638,956
Los Angeles Department of Water & Power Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.00%, 7/1/40	1,580,000	1,615,632
Los Angeles Department of Water & Power Revenue, Series D, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	640,000	688,151
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.00%, 7/1/46	1,755,000	1,788,452
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	250,000	259,045
Los Angeles Housing Authority Revenue, Series A, 3.75%, 4/1/34, (FNMA COLL Insured)	1,250,000	1,281,358
Los Angeles Housing Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 4.00%, 6/1/27, (HUD SECT 8 Insured)	5,000	5,137
Los Angeles Housing Authority Revenue, Series C, 3.75%, 4/1/34, (FNMA COLL Insured)	1,775,000	1,819,528
Los Angeles Solid Waste Resources Revenue, Series A, OID, Callable 10/31/24 at 100, 2.25%, 2/1/25	250,000	248,368
Los Angeles Unified School District GO, Series A, Callable 07/01/25 at 100, 4.00%, 7/1/40	3,000,000	3,003,640
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/01/26 at 100, 3.00%, 7/1/32	$1,220,000	$ 1,212,121
Lucia Mar Unified School District GO, Series A, OID, Callable 08/01/27 at 100, 4.00%, 8/1/46	1,500,000	1,500,451
Lucia Mar Unified School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/42	535,000	567,362
Marin Healthcare District GO, Callable 08/01/25 at 100, 4.00%, 8/1/40	1,000,000	1,002,105
Martinez Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/28	20,000	20,610
Napa Valley Unified School District GO, Series C, Callable 08/01/26 at 100, 4.00%, 8/1/44, (AGM Insured)	555,000	555,284
Norman Y Mineta San Jose International Airport SJC Revenue, Series B, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/42	755,000	784,262
Oakland Unified School District/Alameda County GO, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/30, (BAM-TCRS Insured)	1,100,000	1,144,808
Oxnard Union High School District, OID, Callable 06/01/29 at 100, 2.25%, 6/1/39, (AGM Insured)	330,000	260,556
Oxnard Union High School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/45	1,000,000	1,057,364
Palomar Community College District GO, Series B, OID, 0.00%, 8/1/32(a)	1,685,000	1,330,809

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Palomar Health GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/33	$ 200,000	$ 200,573
Perris Public Financing Authority, Series B, OID, Refunding, Callable 10/01/25 at 100, 3.75%, 10/1/31	1,620,000	1,623,347
Piedmont Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.125%, 8/1/41	455,000	340,657
Pittsburg Successor Agency Redevelopment Agency, Series A, Refunding, 5.00%, 9/1/26, (AGM Insured)	100,000	104,359
Pittsburg Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/34	580,000	587,531
Port of Los Angeles Revenue, Series A-1, AMT, Refunding, 5.00%, 8/1/27	500,000	527,664
Port of Los Angeles Revenue, Series B-2, Refunding, Callable 08/01/34 at 100, 5.00%, 8/1/44	250,000	285,755
Port of Los Angeles Revenue, Series C, Refunding, Callable 08/01/34 at 100, 5.00%, 8/1/44	320,000	365,767
Rancho Santiago Community College District GO, Series C, OID, 0.00%, 9/1/27, (AGM Insured)(a)	2,040,000	1,888,980
Ravenswood City School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/29	300,000	314,228
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding, Callable 05/15/26 at 100, 4.00%, 5/15/37	960,000	966,104
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Regents of the University of California Medical Center Pooled Revenue, Series P, Callable 05/15/32 at 100, 5.00%, 5/15/42	$1,590,000	$ 1,789,996
River Islands Public Financing Authority, Series 1, Refunding, Callable 09/01/29 at 103, 5.00%, 9/1/42, (AGM Insured)	3,370,000	3,718,721
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/37	210,000	212,943
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/38	255,000	258,348
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/39	325,000	329,080
Riverside Community College District, Callable 06/01/25 at 100, 5.25%, 6/1/43	1,670,000	1,690,006
Riverside Community College District, Callable 06/01/25 at 100, 5.25%, 6/1/49	2,000,000	2,021,910
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31, (BAM Insured)	500,000	523,461
Riverside County Redevelopment Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 4.00%, 10/1/39, (BAM Insured)	1,000,000	1,012,003
Sacramento Area Flood Control Agency, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/36	505,000	524,475
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/43	650,000	680,670
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	800,000	832,636

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Diego Community Facilities District No 2, Refunding, 4.00%, 9/1/27	$ 535,000	$ 554,426
San Diego County, Callable 10/01/31 at 100, 5.00%, 10/1/46	3,620,000	3,967,492
San Diego County Regional Airport Authority Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 7/1/46	1,530,000	1,679,865
San Diego County Regional Airport Authority Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	1,170,000	1,255,363
San Diego Public Facilities Financing Authority Revenue, Series A, Callable 08/01/28 at 100, 5.00%, 8/1/43	2,655,000	2,819,887
San Diego Unified School District GO, Series I, Callable 07/01/27 at 100, 5.00%, 7/1/47	2,020,000	2,099,703
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, AMT, Unrefunded portion, Callable 05/01/27 at 100, 5.00%, 5/1/47	1,785,000	1,818,261
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, AMT, Callable 05/01/26 at 100, 5.00%, 5/1/41	1,100,000	1,116,512
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47	1,600,000	1,659,163
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/33 at 100, 5.00%, 5/1/43	$ 720,000	$ 814,216
San Francisco City & County Public Utilities Commission Power Revenue, Series A, Callable 05/01/25 at 100, 5.00%, 11/1/35	115,000	116,241
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 10/01/25 at 100, 4.00%, 10/1/39	1,875,000	1,881,121
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 10/01/25 at 100, 4.00%, 10/1/40	500,000	501,253
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series B, Callable 10/01/25 at 100, 4.00%, 10/1/46	2,650,000	2,632,765
San Francisco City & County Redevelopment Agency Successor Agency, Series A, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/36	150,000	154,799
San Jose Unified School District GO, Series C, OID, 0.00%, 8/1/30, (NATL Insured)(a)	2,435,000	2,080,201
San Mateo Joint Powers Financing Authority Revenue, Series A, Callable 07/15/28 at 100, 5.00%, 7/15/43	2,250,000	2,390,044
Santa Clara Unified School District GO, Callable 07/01/26 at 100, 3.00%, 7/1/35	1,150,000	1,144,641

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Santa Clarita Public Finance Authority Revenue, Series B, OID, Refunding, Callable 10/01/26 at 100, 2.00%, 10/1/27	$ 20,000	$ 19,394
Santa Cruz City Elementary School District GO, Series C, Callable 08/01/30 at 100, 2.00%, 8/1/36	695,000	566,863
Selma Unified School District GO, Series A, Callable 08/01/31 at 100, 5.25%, 8/1/48, (BAM Insured)	350,000	389,238
Shasta Joint Powers Financing Authority Revenue, Series A, OID, Refunding, Callable 10/31/24 at 100, 3.00%, 4/1/26, (AGM Insured)	10,000	10,003
Simi Valley Unified School District GO, Series D, Callable 08/01/31 at 100, 5.00%, 8/1/43	500,000	555,461
South San Francisco Unified School District GO, Series C, Callable 09/01/25 at 100, 4.00%, 9/1/33	2,000,000	2,008,717
Southern California Water Replenishment District Revenue, Refunding, Callable 08/01/25 at 100, 4.00%, 8/1/45	1,725,000	1,725,178
State of California GO, Callable 03/01/30 at 100, 3.00%, 3/1/46, (BAM-TCRS Insured)	280,000	240,255
State of California GO, Callable 04/01/32 at 100, 5.00%, 4/1/47	1,725,000	1,906,428
State of California GO, Callable 08/01/34 at 100, 5.50%, 8/1/54	1,000,000	1,167,535
State of California GO, Callable 09/01/26 at 100, 5.00%, 9/1/45	250,000	258,026
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
State of California GO, Callable 12/01/30 at 100, 5.00%, 12/1/46	$1,500,000	$ 1,636,370
State of California GO, Refunding, Callable 04/01/29 at 100, 5.00%, 10/1/42	2,500,000	2,685,407
State of California GO, Refunding, Callable 11/01/24 at 100, 4.00%, 11/1/44	1,000,000	996,468
Stockton Unified School District, Refunding, Callable 02/01/28 at 100, 5.00%, 2/1/35	2,060,000	2,185,550
Stockton Unified School District GO, Series D, OID, 0.00%, 8/1/27, (AGM Insured)(a)	350,000	324,617
Sweetwater Union High School District GO, Refunding, Callable 02/01/26 at 100, 4.00%, 8/1/42, (BAM-TCRS Insured)	1,500,000	1,503,274
Town of Mammoth Lakes, Callable 06/01/34 at 100, 5.00%, 6/1/44, (BAM Insured)	500,000	560,793
Travis Unified School District, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/29, (AGM Insured)	20,000	20,535
University of California Revenue, Series AZ, Refunding, Callable 05/15/28 at 100, 5.00%, 5/15/43	690,000	730,900
University of California Revenue, Series M, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,620,000	1,684,995
Upland Unified School District GO, Series A, OID, 0.00%, 8/1/30, (AGM Insured)(a)	700,000	592,866
Vacaville Unified School District GO, Series C, Callable 08/01/26 at 100, 5.00%, 8/1/42	785,000	809,710

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Victor Valley Transit Authority, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/30	$ 20,000	$ 20,873
Washington Township Health Care District GO, Series DT, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/29	10,000	10,223
Western Placer Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	355,000	365,632
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 85, 0.00%, 8/1/31(a)	570,000	452,927
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/29, (BAM Insured)	20,000	20,985
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/30, (BAM Insured)	25,000	26,183
		190,309,953
Connecticut — 2.4%
Connecticut Housing Finance Authority Revenue, Series 1, Refunding, Callable 11/15/28 at 100, 2.60%, 11/15/34	750,000	667,202
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/45	650,000	651,864
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/45	1,500,000	1,509,258
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Connecticut — (Continued)
State of Connecticut Special Tax Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/35	$1,800,000	$ 1,808,544
State of Connecticut Special Tax Revenue, Series A, Callable 09/01/26 at 100, 4.00%, 9/1/35	2,500,000	2,515,898
		7,152,766
Florida — 0.4%
Miami-Dade Seaport Department County Revenue, Series B, Senior Series, Refunding, Callable 10/01/32 at 100, 5.00%, 10/1/37	1,000,000	1,116,725
Illinois — 2.3%
Illinois Finance Authority Revenue, Refunding, Callable 10/31/24 at 100, 3.90%, 3/1/30	5,000,000	4,999,842
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	400,000	420,412
Lake County School District No 1 Winthrop Harbor GO, Refunding, Callable 02/01/26 at 100, 4.00%, 2/1/32	380,000	384,567
State of Illinois GO, OID, Callable 01/14/25 at 100, 5.00%, 2/1/39	1,000,000	1,004,628
		6,809,449
Iowa — 0.0%
Iowa Finance Authority Revenue, Series C, Refunding, Callable 10/21/24 at 100, 5.00%, 2/15/32	150,000	150,943
Michigan — 0.5%
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	1,500,000	1,518,162

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Minnesota — 0.0%
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	$ 100,000	$ 101,679
New Hampshire — 0.3%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	1,000,000	991,977
New Mexico — 0.3%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 02/01/25 at 101, 5.00%, 11/1/39(b)	1,000,000	1,009,574
New York — 0.9%
Metropolitan Transportation Authority Revenue, Series D, Refunding, Callable 05/15/28 at 100, 5.00%, 11/15/32	785,000	833,262
New York City Housing Development Corp. Revenue, Series 1, 3.45%, 11/1/28, (REMIC FHA 542c Insured)	345,000	353,673
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(b)	350,000	350,959
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 11/19/24 at 100, 5.00%, 11/15/44	1,000,000	1,002,031
		2,539,925
Ohio — 1.9%
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	1,800,000	1,826,868
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	3,575,000	3,697,592
		5,524,460
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oklahoma — 0.9%
University of Oklahoma/The Revenue, Series C, Callable 07/01/25 at 100, 5.00%, 7/1/38	$2,610,000	$ 2,636,657
Oregon — 0.5%
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(a)	3,000,000	1,375,769
Pennsylvania — 0.6%
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AGM Insured)	630,000	663,214
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	1,130,000	1,188,443
		1,851,657
South Carolina — 0.8%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,292,931
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/28	100,000	101,170
South Carolina Public Service Authority Revenue, Series E, OID, Unrefunded portion, Callable 10/23/24 at 100, 5.00%, 12/1/48	1,000,000	1,000,918
		2,395,019
Texas — 2.4%
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	1,500,000	1,525,690
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	2,815,000	2,937,685

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	$ 500,000	$ 524,915
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(b)	1,750,000	1,991,444
		6,979,734
Washington — 1.5%
Bellevue GO, Refunding, Callable 06/01/25 at 100, 4.00%, 12/1/31	2,315,000	2,325,907
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	2,000,000	2,003,583
		4,329,490
TOTAL MUNICIPAL BONDS (Cost $234,438,055)		236,793,939
	Par Value/ Shares
PREFERREDS — 6.0%
Consumer Discretionary — 0.3%
General Motors Financial Co., Inc., 5.75%, 9/30/27	875,000	858,734
Energy — 0.3%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,055,479
Financials — 5.4%
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	850,000	828,951
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,200,000	1,190,627
Citigroup, Inc., 4.00%, 12/10/25	1,850,000	1,817,113
Citigroup, Inc., 7.625%, 11/15/28	1,550,000	1,660,011
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,300,000	4,336,305
Morgan Stanley, 6.875%, 1/15/25	41,519	1,052,922
Northern Trust Corp., 4.60%, 10/1/26	1,700,000	1,686,853
State Street Corp., 5.35%, 3/15/26	20,000	493,400
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Wells Fargo & Co., 3.90%, 3/15/26	$ 350,000	$ 340,332
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,456,366
		15,862,880
TOTAL PREFERREDS (Cost $16,927,561)		17,777,093
	Par Value
CORPORATE BONDS — 5.1%
Communications — 0.2%
Paramount Global, 5.50%, 5/15/33	500,000	468,802
Consumer Discretionary — 1.3%
Leggett & Platt, Inc., 4.40%, 3/15/29	1,500,000	1,440,143
Tapestry, Inc., 3.05%, 3/15/32	1,000,000	855,919
VF Corp., 6.00%, 10/15/33	1,500,000	1,511,046
		3,807,108
Financials — 1.8%
American Express Co., 5.788%, 11/4/26(b)	1,200,000	1,202,135
Discover Financial Services, 7.964%, 11/2/34	800,000	939,498
JPMorgan Chase & Co., 5.546%, 12/15/25	1,250,000	1,250,783
Synchrony Financial, 2.875%, 10/28/31	1,000,000	848,785
Zions Bancorp, 3.25%, 10/29/29	1,350,000	1,202,975
		5,444,176
Industrials — 0.8%
Boeing Co. (The), 3.25%, 2/1/35	3,000,000	2,441,341
Materials — 0.3%
Huntsman International, LLC, 2.95%, 6/15/31	1,000,000	864,384
Real Estate — 0.1%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	415,667
Technology — 0.6%
Leidos, Inc., 7.125%, 7/1/32	1,491,000	1,670,378
TOTAL CORPORATE BONDS (Cost $14,464,255)		15,111,856

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Concluded)
September 30, 2024
	Par Value	Value
U.S. TREASURY OBLIGATIONS — 4.4%
United States Treasury Floating Rate Notes, 4.797%, 1/31/26(b)	$13,000,000	$ 12,999,581
U.S. TREASURY OBLIGATIONS (Cost $13,020,381)		12,999,581
	Number of Shares
EXCHANGE TRADED FUNDS — 0.3%
SPDR Portfolio High Yield Bond ETF	30,000	721,500
TOTAL EXCHANGE TRADED FUNDS (Cost $712,200)		721,500
SHORT-TERM INVESTMENT — 2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.80%(c)	6,938,234	6,938,234

TOTAL SHORT-TERM INVESTMENT (Cost $6,938,234)		6,938,234

TOTAL INVESTMENTS - 98.1% (Cost $286,500,686)		290,342,203
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		5,547,164
NET ASSETS - 100.0%		$295,889,367

(a)	Zero coupon bond.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2024.
(c)	Rate disclosed is the 7-day yield at September 30, 2024.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
COLL	Collateral
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SPDR	Standard & Poor's Depository Receipt

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — 82.1%
Alabama — 0.9%
Jefferson County Revenue, Refunding, Callable 03/15/27 at 100, 5.00%, 9/15/34	$ 850,000	$ 881,517
Marshall County Board of Education, Callable 03/01/34 at 100, 5.00%, 3/1/37, (BAM Insured)	360,000	407,795
Marshall County Board of Education, Callable 03/01/34 at 100, 5.00%, 3/1/38, (BAM Insured)	300,000	339,232
Marshall County Board of Education, Callable 03/01/34 at 100, 5.00%, 3/1/39, (BAM Insured)	365,000	409,390
UAB Medicine Finance Authority Revenue, Series B-2, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/34	500,000	518,760
		2,556,694
Alaska — 0.3%
Municipality of Anchorage GO, Series A, Callable 09/01/28 at 100, 5.00%, 9/1/37	760,000	813,369
Arizona — 0.3%
Graham County Jail District Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/35	1,000,000	1,007,624
California — 2.2%
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(a)	2,000,000	2,063,697
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,000,000	1,098,049
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,000,000	996,422
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Callable 10/01/25 at 100, 4.00%, 10/1/40	$1,100,000	$ 1,101,793
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	1,115,000	1,160,487
		6,420,448
Colorado — 2.2%
Bradburn Metropolitan District No 3 GO, Refunding, Callable 12/01/26 at 100, 4.50%, 12/1/36, (AGM Insured)	700,000	719,167
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 11/01/29 at 100, 5.00%, 11/1/44	875,000	924,407
Colorado School of Mines Revenue, Series A, Callable 12/01/27 at 100, 5.00%, 12/1/42	505,000	524,181
Colorado School of Mines Revenue, Series B, Callable 12/01/27 at 100, 5.00%, 12/1/42	3,000,000	3,113,945
Park Creek Metropolitan District Revenue, Series A, Senior Series, Callable 12/01/25 at 100, 5.00%, 12/1/34	255,000	260,073
Town of Breckenridge, Callable 12/01/32 at 100, 5.00%, 12/1/42	300,000	324,455
Trails at Crowfoot Metropolitan District No 3 GO, Series A, Refunding, Callable 06/01/34 at 100, 5.00%, 12/1/39, (AGC Insured)	520,000	578,182
		6,444,410

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Connecticut — 2.6%
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/45	$ 500,000	$ 501,434
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/45	2,460,000	2,475,183
State of Connecticut Special Tax Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/35	2,100,000	2,109,968
State of Connecticut Special Tax Revenue, Series A, Callable 09/01/26 at 100, 4.00%, 9/1/35	2,500,000	2,515,898
		7,602,483
Delaware — 0.2%
Delaware State Housing Authority Revenue, Series A, 3.35%, 1/1/27, (GNMA/FNMA/FHLMC Insured)	100,000	100,635
Delaware State Housing Authority Revenue, Series A, 3.35%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	305,000	307,459
Delaware State Housing Authority Revenue, Series A, 3.375%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	80,000	81,078
Delaware State Housing Authority Revenue, Series A, 3.40%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	180,000	181,254
		670,426
District of Columbia — 2.8%
District of Columbia GO, Series A, Callable 06/01/25 at 100, 5.00%, 6/1/38	30,000	30,336
District of Columbia GO, Series D, Callable 06/01/27 at 100, 5.00%, 6/1/42	1,400,000	1,447,981
	Par Value	Value
MUNICIPAL BONDS — (Continued)
District of Columbia — (Continued)
District of Columbia Revenue, Refunding, Callable 01/15/26 at 100, 5.00%, 7/15/40	$1,000,000	$ 1,017,375
District of Columbia Water & Sewer Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	75,000	80,135
District of Columbia Water & Sewer Authority Revenue, Series C, Refunding, Callable 10/28/24 at 100, 4.00%, 10/1/33	2,195,000	2,196,025
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Callable 07/15/30 at 100, 5.00%, 7/15/45	1,440,000	1,543,765
Washington Metropolitan Area Transit Authority Revenue, Series B, Callable 07/01/27 at 100, 5.00%, 7/1/42	2,000,000	2,074,701
		8,390,318
Florida — 5.3%
Central Florida Expressway Authority Revenue, Senior Series, Callable 07/01/28 at 100, 5.00%, 7/1/48	575,000	599,931
Clearwater Water & Sewer Revenue, Refunding, Callable 12/01/26 at 100, 5.00%, 12/1/35	1,015,000	1,064,393
Escambia County Housing Finance Authority Revenue, 3.80%, 6/1/27(a)	1,500,000	1,518,749
Florida Housing Finance Corp. Revenue, Series 1, 2.95%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	450,000	454,013
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	200,000	197,938

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	$ 235,000	$ 232,195
Florida Housing Finance Corp. Revenue, Series 1, 3.10%, 1/1/29, (GNMA/FNMA/FHLMC Insured)	715,000	718,190
Florida Housing Finance Corp. Revenue, Series 1, 3.125%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	410,000	412,326
Lakeland Department of Electric Utilities Revenue, Refunding, Callable 04/01/26 at 100, 2.75%, 10/1/28	250,000	246,035
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48	1,000,000	1,037,256
Miami-Dade County Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/25 at 100, 5.00%, 4/1/45	100,000	100,398
Miami-Dade County Revenue, CAB, OID, Refunding, Callable 10/01/26 at 82, 0.00%, 10/1/32, (BAM-TCRS Insured)(b)	4,425,000	3,244,735
Miami-Dade Seaport Department County Revenue, Series B, Senior Series, Refunding, Callable 10/01/32 at 100, 5.00%, 10/1/37	1,250,000	1,395,906
Miami-Dade Transit System County Revenue, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/27	145,000	150,821
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Osceola Sales Tax Revenue County, Series A, Callable 04/01/25 at 100, 5.00%, 10/1/44	$1,125,000	$ 1,130,127
Tampa Bay Water Revenue, Series A, Callable 10/01/34 at 100, 5.25%, 10/1/54	3,000,000	3,368,611
		15,871,624
Hawaii — 1.0%
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 1/1/40	1,110,000	1,185,725
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/1/37	1,770,000	1,800,423
		2,986,148
Illinois — 5.9%
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Callable 01/01/29 at 100, 5.00%, 1/1/48	785,000	820,214
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/26 at 100, 5.00%, 1/1/41	745,000	754,770
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/34 at 100, 5.25%, 1/1/53	1,250,000	1,384,747
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/47	100,000	102,256
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/52	2,060,000	2,101,030

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Chicago Waterworks Revenue, Series 2017-2, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/33, (AGM Insured)	$ 350,000	$ 369,924
Illinois Finance Authority Revenue, Refunding, Callable 10/31/24 at 100, 3.90%, 3/1/30	2,000,000	1,999,937
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	600,000	630,618
Illinois Finance Authority Revenue, Series A, Refunding, Callable 10/01/24 at 100, 5.00%, 10/1/35	520,000	520,000
Illinois Housing Development Authority Revenue, Series A, 3.65%, 10/1/32, (GNMA/FNMA/FHLMC Insured)	760,000	767,918
Illinois Housing Development Authority Revenue, Series G, Callable 04/01/32 at 100, 5.00%, 10/1/46, (GNMA/FNMA/FHLMC COLL Insured)	500,000	524,361
Illinois State Toll Highway Authority Revenue, Series B, Callable 01/01/26 at 100, 5.00%, 1/1/40	1,500,000	1,530,272
Illinois State Toll Highway Authority Revenue, Series B, Senior Series, Callable 07/01/26 at 100, 5.00%, 1/1/41	600,000	616,102
Macon County School District No 61 Decatur GO, 4.00%, 12/1/28, (AGM Insured)	600,000	628,226
State of Illinois GO, Callable 06/01/26 at 100, 4.00%, 6/1/32	830,000	835,971
State of Illinois GO, OID, Callable 01/01/26 at 100, 3.75%, 1/1/34, (AGM Insured)	1,075,000	1,075,324
State of Illinois GO, OID, Callable 01/14/25 at 100, 5.00%, 2/1/39	1,000,000	1,004,628
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
State of Illinois GO, Series A, Callable 03/01/31 at 100, 4.00%, 3/1/38	$1,000,000	$ 1,010,428
Western Illinois University Revenue, Refunding, 4.00%, 4/1/28, (BAM Insured)	875,000	895,719
		17,572,445
Indiana — 1.1%
Attica Multi-School Building Corp. Revenue, 5.00%, 7/15/28, (ST INTERCEPT Insured)	150,000	162,731
Indiana Finance Authority Revenue, Series A, Refunding, Callable 08/01/25 at 100, 5.00%, 2/1/31	305,000	309,845
Indiana Housing & Community Development Authority Revenue, Series 1, Callable 01/01/33 at 100, 3.65%, 7/1/34, (GNMA/FNMA/FHLMC Insured)	465,000	468,134
Indiana Municipal Power Agency Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.00%, 1/1/32	50,000	50,202
Indiana Municipal Power Agency Revenue, Series C, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/37	500,000	515,192
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, Callable 02/01/29 at 100, 5.00%, 2/1/44	1,080,000	1,138,074
Sunman-Dearborn High School Building Corp. Revenue, Callable 07/15/33 at 100, 5.00%, 1/15/44, (ST INTERCEPT Insured)	600,000	654,949
		3,299,127

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Iowa — 0.7%
Iowa Finance Authority Revenue, Series A, Refunding, 1.15%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	$ 250,000	$ 223,356
Iowa Finance Authority Revenue, Series C, Refunding, Callable 10/21/24 at 100, 5.00%, 2/15/32	500,000	503,144
PEFA, Inc. Revenue, Callable 06/01/26 at 101, 5.00%, 9/1/49(a)	1,295,000	1,332,131
		2,058,631
Kansas — 1.6%
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/43, (AGM Insured)	380,000	408,189
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/44, (AGM Insured)	800,000	857,101
Sedgwick County Unified School District No 262 Valley Center GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/42, (AGM Insured)	500,000	540,391
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/33	500,000	508,864
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/45	2,500,000	2,524,380
		4,838,925
Kentucky — 0.0%
Kentucky Association of Counties Revenue, Series C, 5.00%, 2/1/28	110,000	117,766
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Louisiana — 0.6%
Shreveport Water & Sewer Revenue, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/35, (AGM Insured)	$ 815,000	$ 831,136
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, Refunding, Callable 11/01/27 at 100, 5.00%, 5/1/45	1,000,000	1,039,596
		1,870,732
Maine — 0.2%
Portland General Airport Revenue, Refunding, 5.00%, 7/1/27	150,000	159,034
Portland General Airport Revenue, Refunding, 5.00%, 7/1/28	330,000	356,756
		515,790
Maryland — 1.4%
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	2,650,000	2,716,374
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	1,375,000	1,411,830
		4,128,204
Massachusetts — 0.3%
Massachusetts School Building Authority Revenue, Series B, Senior Series, Callable 11/15/26 at 100, 5.00%, 11/15/46	1,000,000	1,027,394
Michigan — 3.0%
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/45	710,000	729,354
Lansing Board of Water & Light Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	500,000	531,305
Michigan Finance Authority Revenue, Callable 11/01/28 at 100, 5.00%, 11/1/38, (BAM Insured)	1,450,000	1,527,110

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Michigan — (Continued)
Michigan Finance Authority Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/37	$2,000,000	$ 2,062,606
Michigan Finance Authority Revenue, Series 1, Refunding, Callable 10/01/24 at 100, 5.00%, 10/1/39	1,000,000	1,000,000
Michigan Finance Authority Revenue, Series A, Refunding, Callable 12/01/29 at 100, 5.00%, 12/1/41	100,000	105,427
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	2,000,000	2,024,216
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/26 at 100, 5.00%, 10/15/46	1,000,000	1,024,777
		9,004,795
Minnesota — 0.9%
Edina Independent School District No 273 GO, Series A, Callable 02/01/28 at 100, 2.00%, 2/1/30, (SD CRED PROG Insured)	150,000	138,585
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	100,000	101,680
Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 1/1/44	1,500,000	1,589,806
Moorhead Public Utility Revenue, Series A, Callable 11/01/33 at 100, 4.00%, 11/1/40	660,000	691,163
		2,521,234
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Mississippi — 1.2%
Medical Center Educational Building Corp. Revenue, Refunding, Callable 06/01/27 at 100, 5.00%, 6/1/47	$1,000,000	$ 1,024,289
Mississippi Home Corp. Revenue, Series C, 3.95%, 12/1/31, (GNMA/FNMA/FHLMC Insured)	815,000	842,441
Mississippi Home Corp. Revenue, Series C, 4.00%, 6/1/32, (GNMA/FNMA/FHLMC Insured)	350,000	361,908
Mississippi Home Corp. Revenue, Series C, 4.00%, 12/1/32, (GNMA/FNMA/FHLMC Insured)	500,000	517,218
State of Mississippi Gaming Tax Revenue, Series E, Callable 10/15/25 at 100, 5.00%, 10/15/34	915,000	928,158
		3,674,014
Missouri — 2.2%
Health & Educational Facilities Authority of the State of Missouri Revenue, Callable 10/21/24 at 100, 4.50%, 1/1/39	2,000,000	1,999,997
Jasper County Reorganized School District No R-IX Carthage, Refunding, 4.00%, 4/1/27	40,000	41,017
Missouri Joint Municipal Electric Utility Commission Revenue, Refunding, 5.00%, 12/1/26	15,000	15,767
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/37	100,000	100,797
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series C, Refunding, Callable 06/12/27 at 102, 2.75%, 9/1/33	1,000,000	921,985

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Missouri — (Continued)
Springfield Public Utility Revenue, Refunding, Callable 08/01/25 at 100, 4.00%, 8/1/36	$2,500,000	$ 2,503,339
St Louis County Reorganized School District No R-6 GO, Refunding, Callable 02/01/27 at 100, 2.00%, 2/1/32	505,000	446,278
St Louis Municipal Finance Corp. Revenue, OID, Refunding, Callable 10/01/27 at 100, 3.50%, 10/1/37, (AGM Insured)	555,000	557,731
		6,586,911
Nebraska — 1.5%
Central Plains Energy Project Revenue, Series A, Refunding, Callable 08/01/29 at 100, 5.00%, 5/1/54(a)	1,000,000	1,073,016
Nebraska Public Power District Revenue, Series D, Callable 01/01/26 at 100, 5.00%, 1/1/46	2,470,000	2,509,873
Otoe County School District No 501 GO, Callable 06/26/29 at 100, 5.00%, 12/15/42	700,000	743,288
		4,326,177
Nevada — 0.8%
Clark County GO, Series A, Callable 06/01/28 at 100, 5.00%, 6/1/43	1,700,000	1,788,768
Clark County Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/35	40,000	40,519
Nevada Housing Division Revenue, Series E, Senior Series, Callable 10/01/33 at 100, 7.50%, 4/1/49, (GNMA/FNMA/FHLMC Insured)	500,000	639,914
		2,469,201
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New Hampshire — 2.0%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	$1,000,000	$ 991,977
New Hampshire Housing Finance Authority Revenue, Series 1, Callable 10/31/24 at 100, 2.95%, 10/1/25, (FHA 542c Insured)	5,000,000	4,994,662
		5,986,639
New Jersey — 0.4%
Atlantic City GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/32, (BAM ST AID WITHHLDG Insured)	250,000	261,946
Garden State Preservation Trust Revenue, Series A, 5.75%, 11/1/28, (AGM Insured)	230,000	244,805
New Jersey Transportation Trust Fund Authority Revenue, Series AA, OID, Callable 06/15/25 at 100, 5.00%, 6/15/45	525,000	528,675
		1,035,426
New Mexico — 0.5%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 02/01/25 at 101, 5.00%, 11/1/39(a)	1,565,000	1,579,983
New York — 6.4%
Hudson Yards Infrastructure Corp. Revenue, Series A, Refunding, Callable 02/15/27 at 100, 5.00%, 2/15/42	2,730,000	2,826,959
Long Island Power Authority Revenue, Series A, Refunding, Callable 11/19/24 at 100, 5.00%, 9/1/34	55,000	55,112
Long Island Power Authority Revenue, Series B, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/46	1,000,000	1,025,617

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
Metropolitan Transportation Authority Revenue, Series 1, 5.00%, 11/15/25	$ 15,000	$ 15,365
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, 5.00%, 11/15/26	85,000	89,166
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(a)	150,000	150,411
New York City Transitional Finance Authority Building Aid Revenue, Series S, Callable 07/15/25 at 100, 5.00%, 7/15/40, (ST AID WITHHLDG Insured)	2,000,000	2,023,976
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Callable 02/01/25 at 100, 5.00%, 2/1/41	105,000	105,530
New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 08/01/27 at 100, 5.00%, 8/1/45	500,000	520,629
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-S, Callable 11/01/30 at 100, 4.00%, 11/1/45	1,000,000	1,003,035
New York Convention Center Development Corp. Revenue, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/40	2,500,000	2,528,611
New York GO, Series 1, Callable 12/01/26 at 100, 5.00%, 12/1/38	100,000	103,731
New York State Dormitory Authority Revenue, Series 1, 5.50%, 7/1/31, (AMBAC Insured)	2,500,000	2,802,048
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York State Dormitory Authority Revenue, Series A, Callable 09/15/26 at 100, 5.00%, 3/15/36	$ 375,000	$ 389,137
New York State Dormitory Authority Revenue, Series B, Unrefunded portion, Callable 02/15/25 at 100, 5.00%, 2/15/37	1,000,000	1,006,472
New York State Thruway Authority Revenue, Series A, Junior Series, Callable 01/01/26 at 100, 5.00%, 1/1/41	1,920,000	1,955,003
New York State Thruway Authority Revenue, Series P, Refunding, Callable 01/01/34 at 100, 5.00%, 1/1/39	250,000	289,904
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 11/19/24 at 100, 5.00%, 11/15/44	2,000,000	2,004,063
		18,894,769
North Dakota — 0.3%
North Dakota Housing Finance Agency Revenue, Series A, Callable 07/01/33 at 100, 3.875%, 7/1/35	730,000	735,314
Ohio — 3.6%
American Municipal Power, Inc. Revenue, Series A, Refunding, Callable 02/15/26 at 100, 5.00%, 2/15/46	750,000	762,058
Greene County GO, Refunding, Callable 12/01/25 at 100, 1.25%, 12/1/31	1,245,000	1,026,638
Louisville City School District GO, Refunding, 1.00%, 12/1/25, (SD CRED PROG Insured)	25,000	24,218
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	2,000,000	2,029,853
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	4,750,000	4,912,885

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Ohio — (Continued)
Whitehall City School District GO, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	$ 665,000	$ 666,262
Whitehall City School District GO, Series A, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	705,000	706,338
Whitehall City School District GO, Series B, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	590,000	591,120
		10,719,372
Oklahoma — 1.0%
Cleveland County Educational Facilities Authority Revenue, OID, 2.00%, 9/1/25	20,000	19,736
University of Oklahoma/The Revenue, Series C, Callable 07/01/25 at 100, 5.00%, 7/1/38	2,800,000	2,828,597
		2,848,333
Oregon — 1.5%
Aurora GO, Callable 06/01/34 at 100, 5.25%, 6/1/45, (BAM Insured)	500,000	559,154
Josephine County School District No 7 GO, Series 7, Refunding, Callable 06/01/28 at 100, 4.00%, 6/1/40, (BAM Insured)	880,000	892,166
Oregon Coast Community College District GO, CAB, OID, Callable 06/15/34 at 100, 0.00%, 6/15/41, (SCH BD GTY Insured)(b)	200,000	212,605
Oregon Coast Community College District GO, CAB, OID, Callable 06/15/34 at 100, 0.00%, 6/15/42, (SCH BD GTY Insured)(b)	200,000	211,643
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(b)	$2,485,000	$ 1,139,595
Woodburn Rural Fire Protection District GO, Callable 06/15/34 at 100, 5.25%, 6/15/44, (BAM Insured)	1,340,000	1,501,537
		4,516,700
Pennsylvania — 4.1%
Allegheny County Sanitary Authority Revenue, Callable 06/01/28 at 100, 5.00%, 6/1/43	815,000	855,170
Allentown GO, Series A, OID, Callable 10/31/24 at 100, 3.125%, 10/1/27, (BAM Insured)	5,000	5,001
Commonwealth of Pennsylvania, Series A, Refunding, Callable 01/30/28 at 100, 5.00%, 7/1/43	2,000,000	2,075,106
Cumberland County Municipal Authority Revenue, Callable 11/01/29 at 100, 4.00%, 11/1/37	700,000	710,118
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/42, (AGM ST AID WITHHLDG Insured)	230,000	255,947
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/43, (AGM ST AID WITHHLDG Insured)	255,000	282,546
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/44, (AGM ST AID WITHHLDG Insured)	100,000	110,828
Lancaster County Hospital Authority Revenue, Callable 11/01/29 at 100, 5.00%, 11/1/41	500,000	528,535
Lehigh County General Purpose Authority Revenue, Series A, Refunding, 4.00%, 11/1/25	150,000	150,409

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 5.50%, 6/30/42, (AGM Insured)	$1,000,000	$ 1,118,615
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 6.00%, 6/30/61	500,000	565,481
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AGM Insured)	500,000	526,360
Philadelphia Authority for Industrial Development Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/34	100,000	105,262
Philadelphia Gas Works Co. Revenue, Series A, Refunding, Callable 08/01/34 at 100, 5.25%, 8/1/54, (AGC Insured)	500,000	553,369
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	2,500,000	2,629,299
Philadelphia Housing Authority Revenue, Callable 05/01/27 at 100, 5.00%, 5/1/31	615,000	642,368
Upper St Clair Township School District GO, Callable 10/01/28 at 100, 5.00%, 10/1/44, (BAM ST AID WITHHLDG Insured)	1,000,000	1,046,955
		12,161,369
South Carolina — 1.5%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,292,930
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/28	705,000	713,249
	Par Value	Value
MUNICIPAL BONDS — (Continued)
South Carolina — (Continued)
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/34	$1,000,000	$ 1,023,010
South Carolina Public Service Authority Revenue, Series E, 5.00%, 12/1/27	125,000	133,997
South Carolina Public Service Authority Revenue, Series E, OID, Unrefunded portion, Callable 10/23/24 at 100, 5.00%, 12/1/48	1,000,000	1,000,918
South Carolina Transportation Infrastructure Bank Revenue, Series A, Refunding, Callable 10/01/25 at 100, 2.00%, 10/1/26	355,000	346,196
		4,510,300
South Dakota — 0.8%
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.00%, 11/1/28, (GNMA/FNMA/FHLMC COLL Insured)	450,000	447,359
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.05%, 5/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	248,383
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.10%, 11/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	251,062
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.20%, 5/1/30, (GNMA/FNMA/FHLMC COLL Insured)	250,000	247,808

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
South Dakota — (Continued)
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.30%, 11/1/30, (GNMA/FNMA/FHLMC COLL Insured)	$ 500,000	$ 499,330
South Dakota State Building Authority Revenue, Series A, Refunding, Callable 06/01/27 at 100, 5.00%, 6/1/42	600,000	624,096
		2,318,038
Tennessee — 2.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/35	490,000	502,317
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Refunding, Callable 10/01/34 at 100, 5.00%, 10/1/54	2,250,000	2,487,977
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,100,000	1,143,291
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/44	2,215,000	2,366,863
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/54	1,000,000	1,052,768
Putnam County GO, OID, Refunding, Callable 04/01/25 at 100, 2.00%, 4/1/26	100,000	98,351
		7,651,567
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — 9.5%
Austin Electric Utility Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/45	$1,000,000	$ 1,013,548
Austin Water & Wastewater System Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/41	1,095,000	1,127,176
Bexar County GO, Callable 06/15/27 at 100, 5.00%, 6/15/42	2,000,000	2,064,153
Block House Municipal Utility District GO, Refunding, Callable 10/31/24 at 100, 3.00%, 4/1/25, (BAM Insured)	25,000	24,908
Central Texas Regional Mobility Authority Revenue, Series D, Senior Series, Refunding, 5.00%, 1/1/28	550,000	588,264
Central Texas Turnpike System Revenue, Series C, Refunding, Callable 11/04/24 at 100, 5.00%, 8/15/34	260,000	260,372
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.00%, 6/1/41	2,135,000	2,382,709
Corrigan-Camden Independent School District GO, Callable 08/15/32 at 100, 5.00%, 8/15/35, (BAM Insured)	555,000	628,612
Del Rio GO, Callable 06/01/26 at 100, 5.00%, 6/1/36, (AGM Insured)	600,000	616,695
Denton Utility System Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/34	100,000	103,623
El Paso County Hospital District GO, Callable 11/26/24 at 100, 5.00%, 8/15/43	100,000	100,224
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,000,000	2,034,254

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Fort Bend County Levee Improvement District No 19 GO, OID, Callable 10/31/24 at 100, 3.50%, 9/1/34, (AGM Insured)	$ 530,000	$ 523,393
Harris County Improvement District No 18 GO, OID, Callable 10/31/24 at 100, 3.00%, 9/1/25, (AGM Insured)	10,000	9,973
Harris County Municipal Utility District No 287 GO, Series A, OID, Callable 03/01/27 at 100, 1.50%, 3/1/31, (AGM Insured)	100,000	82,752
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	3,000,000	3,130,747
Houston Housing Finance Corp. Revenue, Callable 10/01/24 at 100, 4.00%, 10/1/25, (FHA HUD SECT 8 Insured)(a)	500,000	500,000
Kaufman County Municipal Utility District No 14 GO, Callable 03/01/25 at 100, 2.00%, 3/1/27, (BAM Insured)	40,000	38,099
Lower Colorado River Authority Revenue, OID, Refunding, Callable 05/15/25 at 100, 3.00%, 5/15/26	75,000	75,029
Lower Colorado River Authority Revenue, Refunding, Callable 05/15/30 at 100, 5.00%, 5/15/41	100,000	107,872
McCamey Independent School District GO, Callable 02/15/28 at 100, 5.00%, 2/15/44, (PSF-GTD Insured)	250,000	259,642
North Texas Tollway Authority Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.00%, 1/1/35	40,000	40,146
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Parker County GO, Callable 02/15/27 at 100, 5.00%, 2/15/42	$5,500,000	$ 5,679,020
Port Arthur Independent School District GO, Series B, OID, Refunding, Callable 02/15/25 at 100, 3.00%, 2/15/27	25,000	25,025
Port Arthur Independent School District GO, Series E, Refunding, Callable 08/15/26 at 100, 4.00%, 2/15/35	2,000,000	2,012,301
San Antonio Electric & Gas Systems Revenue, Refunding, Callable 08/01/26 at 100, 4.00%, 2/1/34	1,000,000	1,010,862
San Antonio Water System Revenue, Series A, Junior Series, Refunding, 2.00%, 5/15/25	40,000	39,591
Sanger GO, Callable 05/15/26 at 100, 4.00%, 5/15/37, (BAM Insured)	1,000,000	1,002,425
Southwest Houston Redevelopment Authority, Series B, Refunding, Callable 09/01/27 at 100, 5.00%, 9/1/35, (AGM Insured)	205,000	215,477
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	524,915
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(a)	1,750,000	1,991,444
		28,213,251
Utah — 1.4%
Utah Transit Authority Revenue, Refunding, Callable 06/15/26 at 100, 4.00%, 12/15/31	4,050,000	4,117,503

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Vermont — 0.2%
University of Vermont and State Agricultural College Revenue, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/43	$ 470,000	$ 485,700
Virginia — 0.9%
Virginia Public Building Authority Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/31	2,700,000	2,716,205
Washington — 3.2%
Bellevue GO, Refunding, Callable 06/01/25 at 100, 4.00%, 12/1/31	2,500,000	2,511,779
King County Public Hospital District No 1 GO, Refunding, Callable 12/01/28 at 100, 5.00%, 12/1/43	1,200,000	1,245,639
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	3,000,000	3,005,374
Pacific County Public Healthcare Services District No 3 GO, Callable 12/01/33 at 100, 5.25%, 12/1/44	1,130,000	1,248,158
State of Washington GO, Series 1, Callable 08/01/25 at 100, 5.00%, 8/1/39	100,000	101,250
Tacoma Electric System Revenue, Series A, Refunding, Callable 10/21/24 at 100, 4.00%, 1/1/42	1,000,000	991,752
Tacoma Electric System Revenue, Series B, Refunding, Callable 01/01/34 at 100, 5.00%, 1/1/36	200,000	234,301
Washington Health Care Facilities Authority Revenue, Series A, Callable 08/15/25 at 100, 5.00%, 8/15/35	210,000	212,115
		9,550,368
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Wisconsin — 1.6%
Central Brown County Water Authority Revenue, Series A, Refunding, 5.00%, 11/1/24	$ 10,000	$ 10,013
Kenosha County GO, Series C, 2.00%, 8/1/25	95,000	93,864
Milwaukee GO, Series 4, Refunding, 5.00%, 4/1/28	390,000	415,755
Milwaukee Sewerage System Revenue, Series S-5, Callable 10/31/24 at 100, 4.00%, 6/1/29	330,000	330,262
Public Finance Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 6/1/31	1,000,000	1,008,424
Village of Mount Pleasant, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48, (MORAL OBLG Insured)	650,000	668,852
Wisconsin Health & Educational Facilities Authority Revenue, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41	2,000,000	2,050,455
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.60%, 11/1/26, (HUD SECT 8 Insured)	265,000	267,301
		4,844,926
Wyoming — 1.4%
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.00%, 6/1/28	1,300,000	1,293,276

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2024
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Wyoming — (Continued)
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.05%, 12/1/28	$1,430,000	$ 1,421,364
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.10%, 6/1/29	1,495,000	1,501,823
		4,216,463
TOTAL MUNICIPAL BONDS (Cost $241,577,017)		243,877,116
	Par Value/ Shares
PREFERREDS — 7.1%
Consumer Discretionary — 0.4%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,175,000	1,153,157
Energy — 0.3%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,055,479
Financials — 6.4%
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	1,410,000	1,375,083
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,000,000	992,189
Citigroup, Inc., 4.00%, 12/10/25	2,725,000	2,676,559
Citigroup, Inc., 7.625%, 11/15/28	1,750,000	1,874,206
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,325,000	4,361,516
Morgan Stanley, 6.875%, 1/15/25	64,395	1,633,057
Northern Trust Corp., 4.60%, 10/1/26	2,620,000	2,599,739
State Street Corp., 5.35%, 3/15/26	25,000	616,750
Wells Fargo & Co., 3.90%, 3/15/26	350,000	340,332
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,456,366
		18,925,797
TOTAL PREFERREDS (Cost $20,080,051)		21,134,433
Par Value
CORPORATE BONDS — 6.4%
Communications — 0.3%
Paramount Global, 5.50%, 5/15/33	1,000,000	937,604
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Discretionary — 1.3%
Leggett & Platt, Inc., 4.40%, 3/15/29	$1,500,000	$ 1,440,143
Tapestry, Inc., 3.05%, 3/15/32	1,150,000	984,307
VF Corp., 6.00%, 10/15/33	1,500,000	1,511,047
		3,935,497
Financials — 1.9%
American Express Co., 5.788%, 11/4/26(a)	1,600,000	1,602,846
Discover Financial Services, 7.964%, 11/2/34	1,000,000	1,174,372
Synchrony Financial, 2.875%, 10/28/31	1,550,000	1,315,617
Zions Bancorp, 3.25%, 10/29/29	1,865,000	1,661,888
		5,754,723
Industrials — 1.2%
Boeing Co. (The), 3.25%, 2/1/35	4,205,000	3,421,946
Materials — 0.3%
Huntsman International, LLC, 2.95%, 6/15/31	1,000,000	864,384
Real Estate — 0.2%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	415,667
Kilroy Realty LP, REIT, 2.50%, 11/15/32	150,000	120,228
		535,895
Technology — 1.2%
Arrow Electronics, Inc., 5.875%, 4/10/34	1,000,000	1,036,599
Leidos, Inc., 7.125%, 7/1/32	2,250,000	2,520,691
		3,557,290
TOTAL CORPORATE BONDS (Cost $17,942,846)		19,007,339
U.S. TREASURY OBLIGATIONS — 3.0%
United States Treasury Floating Rate Notes, 4.797%, 1/31/26(a)	9,000,000	8,999,710
U.S. TREASURY OBLIGATIONS (Cost $9,014,914)		8,999,710

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Concluded)
September 30, 2024
	Number of Shares	Value
EXCHANGE TRADED FUNDS — 0.2%
SPDR Portfolio High Yield Bond ETF	30,000	$ 721,500
TOTAL EXCHANGE TRADED FUNDS (Cost $712,200)		721,500
SHORT-TERM INVESTMENT — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.80%(c)	4,795,305	4,795,305

TOTAL SHORT-TERM INVESTMENT (Cost $4,795,305)		4,795,305

TOTAL INVESTMENTS - 100.4% (Cost $294,122,333)		298,535,403
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(1,280,606)
NET ASSETS - 100.0%		$297,254,797

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2024.
(b)	Zero coupon bond.
(c)	Rate disclosed is the 7-day yield at September 30, 2024.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
COLL	Collateral
ETF	Exchange-Traded Fund
FHA 542c	Federal Housing Administration Section 542c
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MORAL OBLG	Moral Obligation
OID	Original Issue Discount
PLC	Public Limited Company
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SD CRED PROG	State School District Credit Enhancement Program
SPDR	Standard & Poor's Depository Receipt
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Assets and Liabilities
September 30, 2024
	Ambrus Core Bond Fund	Ambrus Tax-Conscious California Bond Fund	Ambrus Tax-Conscious National Bond Fund
Assets
Investments, at value	$346,663,894	$290,342,203	$298,535,403
Cash and cash equivalents	997,900	—	—
Receivables:
Capital shares sold	697,252	3,175,873	11,109
Dividends and interest	3,781,604	3,188,934	3,378,370
Prepaid expenses and other assets	48,840	391	30,246
Total Assets	352,189,490	296,707,401	301,955,128
Liabilities
Payables:
Capital shares redeemed	1,252,138	689,962	942,562
Investment adviser	82,908	47,289	54,724
Audit fees	33,145	33,200	33,200
Administration and accounting fees	23,892	30,744	33,674
Investments purchased	—	—	3,618,685
Accrued expenses	17,899	16,839	17,486
Total Liabilities	1,409,982	818,034	4,700,331
Contingencies and Commitments (Note 2)	—	—	—
Net Assets	$350,779,508	$295,889,367	$297,254,797
Net Assets Consisted of:
Capital stock, $0.01 par value	$346,782	$288,879	$290,644
Paid-in capital	341,401,173	292,063,749	293,175,724
Total distributable earnings	9,031,553	3,536,739	3,788,429
Net Assets	$350,779,508	$295,889,367	$297,254,797
Institutional Class:
Net assets	$350,779,508	$295,889,367	$297,254,797
Shares outstanding	34,678,179	28,887,918	29,064,378
Net asset value, offering and redemption price per share	$10.12	$10.24	$10.23
Investments, at cost	$336,662,820	$286,500,686	$294,122,333
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Operations
For the Year Ended September 30, 2024
	Ambrus Core Bond Fund	Ambrus Tax-Conscious California Bond Fund	Ambrus Tax-Conscious National Bond Fund
Investment income
Interest	$13,073,675	$8,943,205	$10,460,329
Dividends	124,719	132,093	188,934
Total investment income	13,198,394	9,075,298	10,649,263
Expenses
Advisory fees(Note 2)	1,026,325	861,210	964,176
Administration and accounting fees(Note 2)	73,697	93,742	102,020
Trustees’ and officers’ fees(Note 2)	48,404	41,402	48,502
Transfer agent fees(Note 2)	36,487	42,133	35,789
Legal fees	33,652	28,571	32,236
Audit fees	33,145	33,200	33,198
Printing fees	27,649	24,964	24,976
Custodian fees(Note 2)	25,280	21,431	25,863
Registration and filing fees	14,127	4,262	10,237
Other expenses	17,073	15,804	17,456
Total expenses before waivers and reimbursements	1,335,839	1,166,719	1,294,453
Less: waivers and reimbursements(Note 2)	(52,933)	(90,206)	(89,232)
Net expenses after waivers and reimbursements	1,282,906	1,076,513	1,205,221
Net investment income	11,915,488	7,998,785	9,444,042
Net realized and unrealized gain from investments:
Net realized gain from investments	583,168	329,456	486,525
Net change in unrealized appreciation on investments	12,469,508	6,844,728	8,855,068
Net realized and unrealized gain on investments	13,052,676	7,174,184	9,341,593
Net increase in net assets resulting from operations	$24,968,164	$15,172,969	$18,785,635
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Changes in Net Assets
	Ambrus Core Bond Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$11,915,488	$3,643,462
Net realized gains/(losses) from investments	583,168	(1,550,376)
Net change in unrealized appreciation/(depreciation) on investments	12,469,508	(2,339,070)
Net increase/(decrease) in net assets resulting from operations	24,968,164	(245,984)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(11,915,440)	(3,645,709)
Net decrease in net assets from dividends and distributions to shareholders	(11,915,440)	(3,645,709)
Increase in net assets derived from capital share transactions (Note 4)	177,794,967	158,943,965
Total increase in net assets	190,847,691	155,052,272
Net assets
Beginning of year	159,931,817	4,879,545
End of year	$350,779,508	$159,931,817
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Changes in Net Assets (Continued)
	Ambrus Tax-Conscious California Bond Fund
	For the Year Ended September 30, 2024	For the Period from October 3, 2022* to September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$7,998,785	$2,811,445
Net realized gains/(losses) from investments	329,456	(634,817)
Net change in unrealized appreciation/(depreciation) on investments	6,844,728	(3,003,211)
Net increase/(decrease) in net assets resulting from operations	15,172,969	(826,583)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(7,998,215)	(2,811,432)
Net decrease in net assets from dividends and distributions to shareholders	(7,998,215)	(2,811,432)
Increase in net assets derived from capital share transactions (Note 4)	153,295,161	139,057,467
Total increase in net assets	160,469,915	135,419,452
Net assets
Beginning of year/period	135,419,452	—
End of year/period	$295,889,367	$135,419,452

*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Changes in Net Assets (Concluded)
	Ambrus Tax-Conscious National Bond Fund
	For the Year Ended September 30, 2024	For the Period from October 3, 2022* to September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$9,444,042	$3,959,178
Net realized gains/(losses) from investments	486,525	(1,111,166)
Net change in unrealized appreciation/(depreciation) on investments	8,855,068	(4,441,998)
Net increase/(decrease) in net assets resulting from operations	18,785,635	(1,593,986)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(9,444,362)	(3,959,139)
Net decrease in net assets from dividends and distributions to shareholders	(9,444,362)	(3,959,139)
Increase in net assets derived from capital share transactions (Note 4)	107,185,381	186,281,268
Total increase in net assets	116,526,654	180,728,143
Net assets
Beginning of year/period	180,728,143	—
End of year/period	$297,254,797	$180,728,143

*	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
AMBRUS CORE BOND FUND Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Period from September 6, 2022* to September 30, 2022
Per Share Operating Performance
Net asset value, beginning of year/period	$9.62	$9.74	$10.00
Net investment income(1)	0.46	0.45	0.02
Net realized and unrealized gain/(loss) on investments	0.50	(0.13)	(0.26)
Total from investment operations	0.96	0.32	(0.24)
Dividends and distributions to shareholders from:
Net investment income	(0.46)	(0.44)	(0.02)
Net asset value, end of year/period	$10.12	$9.62	$9.74
Total investment return(2)	10.20%	3.29%	(2.38)%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$350,780	$159,932	$4,880
Ratio of expenses to average net assets	0.50%	0.50%	0.50%(3)
Ratio of expenses to average net assets without waivers and reimbursements(4)	0.52%	0.70%	10.81%(3)
Ratio of net investment income to average net assets	4.64%	4.63%	3.31%(3)
Portfolio turnover rate	32%	107%	1%(5)

*	The Ambrus Core Bond Fund commenced operations on September 6, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended September 30, 2024	For the Period from October 3, 2022* to September 30, 2023
Per Share Operating Performance
Net asset value, beginning of year/period	$9.84	$10.00
Net investment income(1)	0.37	0.36
Net realized and unrealized gain/(loss) on investments	0.41	(0.17)
Total from investment operations	0.78	0.19
Dividends and distributions to shareholders from:
Net investment income	(0.38)	(0.35)
Net asset value, end of year/period	$10.24	$9.84
Total investment return(2)	8.00%	1.90%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$295,889	$135,419
Ratio of expenses to average net assets	0.50%	0.50%(3)
Ratio of expenses to average net assets without waivers(4)	0.54%	0.69%(3)
Ratio of net investment income to average net assets	3.72%	3.58%(3)
Portfolio turnover rate	39%	28%(5)

*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended September 30, 2024	For the Period from October 3, 2022* to September 30, 2023
Per Share Operating Performance
Net asset value, beginning of year/period	$9.81	$10.00
Net investment income(1)	0.39	0.38
Net realized and unrealized gain/(loss) on investments	0.43	(0.20)
Total from investment operations	0.82	0.18
Dividends and distributions to shareholders from:
Net investment income	(0.40)	(0.37)
Net asset value, end of year/period	$10.23	$9.81
Total investment return(2)	8.45%	1.80%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$297,255	$180,728
Ratio of expenses to average net assets	0.50%	0.50%(3)
Ratio of expenses to average net assets without waivers(4)	0.54%	0.65%(3)
Ratio of net investment income to average net assets	3.92%	3.77%(3)
Portfolio turnover rate	36%	32%(5)

*	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Notes to Financial Statements
September 30, 2024
1. Organization and Significant Accounting Policies
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a “Fund” and together the “Funds”) are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 6, 2022, October 3, 2022 and October 3, 2022, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund. As of September 30, 2024, Investor Class shares have not been issued on the Funds.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – Each Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds' equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

AMBRUS FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of September 30, 2024, in valuing each Funds's investments carried at fair value:
Funds	Total Value at 09/30/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Core Bond Fund
Assets
Corporate Bonds	$154,898,981	$—	$154,898,981	$—
U.S. Treasury Obligations	139,067,314	—	139,067,314	—
Preferreds
Consumer Discretionary	1,521,186	—	1,521,186	—
Energy	1,055,479	—	1,055,479	—
Financials	18,779,816	1,492,457	17,287,359	—
Asset-Backed Securities	9,821,669	—	9,821,669	—
Exchange Traded Funds	721,500	721,500	—	—
Short-Term Investment	20,797,949	20,797,949	—	—
Total Assets	$346,663,894	$23,011,906	$323,651,988	$—
Ambrus Tax-Conscious California Bond Fund
Assets
Municipal Bonds	$236,793,939	$—	$236,793,939	$—
Preferreds
Consumer Discretionary	858,734	—	858,734	—
Energy	1,055,479	—	1,055,479	—
Financials	15,862,880	1,546,322	14,316,558	—
Corporate Bonds	15,111,856	—	15,111,856	—

AMBRUS FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
Funds	Total Value at 09/30/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Obligations	$12,999,581	$—	$12,999,581	$—
Exchange Traded Funds	721,500	721,500	—	—
Short-Term Investment	6,938,234	6,938,234	—	—
Total Assets	$290,342,203	$9,206,056	$281,136,147	$—
Ambrus Tax-Conscious National Bond Fund
Assets
Municipal Bonds	$243,877,116	$—	$243,877,116	$—
Preferreds
Consumer Discretionary	1,153,157	—	1,153,157	—
Energy	1,055,479	—	1,055,479	—
Financials	18,925,797	2,249,807	16,675,990	—
Corporate Bonds	19,007,339	—	19,007,339	—
U.S. Treasury Obligations	8,999,710	—	8,999,710	—
Exchange Traded Funds	721,500	721,500	—	—
Short-Term Investment	4,795,305	4,795,305	—	—
Total Assets	$298,535,403	$7,766,612	$290,768,791	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the year ended September 30, 2024, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis.

AMBRUS FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of each Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Concentration of Credit Risk — The Ambrus Tax-Conscious California Bond Fund primarily invests in debt obligations issued by the state of California and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issues of California municipal securities than is a municipal bond fund that is not concentrated in these issuers.

AMBRUS FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
2. Transactions with Related Parties and Other Service Providers
Whittier Advisors, LLC (“Whittier” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate based on average daily net assets of the Fund as shown in the table below:
Ambrus Core Bond Fund	0.40%
Ambrus Tax-Conscious California Bond Fund	0.40%
Ambrus Tax-Conscious National Bond Fund	0.40%
The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds' total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed (on an annual basis) 0.50% through January 31, 2025 and thereafter, 0.60% through January 31, 2026, of each Fund's average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees approves their earlier termination.
The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for such Fund. The Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund's expenses are below the Expense Limitation amount.
For the year ended September 30, 2024, the amount of advisory fees earned and waived and/or reimbursed was as follows:
	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Ambrus Core Bond Fund	$1,026,325	$(52,933)	$973,392
Ambrus Tax-Conscious California Bond Fund	861,210	(90,206)	771,004
Ambrus Tax-Conscious National Bond Fund	964,176	(89,232)	874,944
As of September 30, 2024, the amount of potential recovery was as follows:
	09/30/2025	09/30/2026	09/30/2027	Total
Ambrus Core Bond Fund	$26,682	$133,166	$52,933	$212,781
Ambrus Tax-Conscious California Bond Fund	—	118,425	90,206	208,631
Ambrus Tax-Conscious National Bond Fund	—	137,147	89,232	226,379
Other Service Providers
The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon has the ability to recover fees waived in the prior fiscal year if a Fund terminates its agreements with BNY Mellon within three years of commencing operations. As of September 30, 2024, the amount of potential recovery was $28,039, $30,571 and $23,908 for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund, respectively. The ability to recover such amounts previously waived expires on September 6, 2025 for the Ambrus Core Bond Fund and October 3, 2025 for the Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund.

AMBRUS FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the year ended September 30, 2024, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases	Sales
Ambrus Core Bond Fund	$106,631,158	$27,577,265	$131,150,393	$46,967,031
Ambrus Tax-Conscious California Bond Fund	32,125,940	26,312,091	195,998,190	53,122,258
Ambrus Tax-Conscious National Bond Fund	25,502,147	23,809,040	173,120,937	59,888,467
4. Capital Share Transactions
For the year ended September 30, 2024 and the year/period ended September 30, 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended September 30, 2024		For the Year/Period Ended September 30, 2023
	Shares	Amount	Shares	Amount
Ambrus Core Bond Fund:
Institutional Class
Sales	20,765,247	$204,522,311	16,205,906	$159,751,936
Reinvestments	1,208,509	11,915,440	369,814	3,624,305
Redemptions	(3,919,646)	(38,642,784)	(452,803)	(4,432,276)
Net increase	18,054,110	$177,794,967	16,122,917	$158,943,965

AMBRUS FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
	For the Year Ended September 30, 2024		For the Year/Period Ended September 30, 2023
	Shares	Amount	Shares	Amount

Ambrus Tax-Conscious California Bond Fund*:
Institutional Class
Sales	18,933,542	$191,103,167	14,499,535	$146,431,424
Reinvestments	792,767	7,998,215	278,058	2,798,295
Redemptions	(4,604,427)	(45,806,221)	(1,011,557)	(10,172,252)
Net increase	15,121,882	$153,295,161	13,766,036	$139,057,467

Ambrus Tax-Conscious National Bond Fund**:
Institutional Class
Sales	13,494,135	$135,657,809	18,659,538	$188,714,274
Reinvestments	938,699	9,444,362	392,204	3,940,173
Redemptions	(3,785,859)	(37,916,790)	(634,339)	(6,373,179)
Net increase	10,646,975	$107,185,381	18,417,403	$186,281,268

*	The Ambrus Tax-Conscious California Bond Fund's Institutional Class commenced operations on October 3, 2022.
**	The Ambrus Tax-Conscious National Bond Fund's Institutional Class commenced operations on October 3, 2022.
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. Net assets were not affected by these adjustments.
The following permanent differences as of September 30, 2024, primarily attributed to fund level overdistributions, were reclassified among the following accounts
	Total Distributable Earnings	Paid-in-Capital
Ambrus Core Bond Fund	$2,199	$(2,199)
Ambrus Tax-Conscious National Bond Fund	281	(281)
For the year ended September 30, 2024, the tax character of distributions paid by the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund were $11,915,440, $3,100,524 and $3,652,011 of ordinary income dividends and $0, $4,897,691 and $5,792,351 of tax-exempt income, respectively. For the year/period ended September 30, 2023, the tax character of distributions paid by the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond

AMBRUS FUNDS
Notes to Financial Statements (Concluded)
September 30, 2024
Fund and Ambrus Tax-Conscious National Bond Fund were $3,645,709, $1,123,002 and $1,697,384 of ordinary income dividends and $0, $1,688,430 and $2,261,755 of tax-exempt income, respectively. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Tax Exempt	Unrealized Appreciation/ (Depreciation)
Ambrus Core Bond Fund	$(732,685)	$—	$9,764,238
Ambrus Tax-Conscious California Bond Fund	(183,907)	583	3,720,063
Ambrus Tax-Conscious National Bond Fund	(488,553)	—	4,276,982
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
As of September 30, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Ambrus Core Bond Fund	$336,899,656	$10,028,681	$(264,443)	$9,764,238
Ambrus Tax-Conscious California Bond Fund	286,622,140	3,948,853	(228,790)	3,720,063
Ambrus Tax-Conscious National Bond Fund	294,258,421	4,603,981	(326,999)	4,276,982
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year.
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2024 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2024, the Funds’ capital loss carryforwards, which were comprised of short-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Ambrus Core Bond Fund	$732,685	$—
Ambrus Tax-Conscious California Bond Fund	183,907	—
Ambrus Tax-Conscious National Bond Fund	488,553	—
For the year ended September 30, 2024, the Funds utilized capital losses as follows:
Capital Losses Utilized
Ambrus Core Bond Fund	$720,546
Ambrus Tax-Conscious California Bond Fund	329,456
Ambrus Tax-Conscious National Bond Fund	486,525
6. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

AMBRUS FUNDS
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of FundVantage Trust and Shareholders of Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (collectively referred to as the “Funds”), (three of the series constituting FundVantage Trust (the “Trust”)), including the portfolios of investments, as of September 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the Funds constituting FundVantage Trust) at September 30, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual series constituting FundVantage Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Ambrus Core Bond Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the two years in the period ended September 30, 2024 and for the period from September 6, 2022 (commencement of operations) through September 30, 2022
Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund	For the year ended September 30, 2024	For the year ended September 30, 2024 and for the period from October 3, 2022 (commencement of operations) through September 30, 2023	For the year ended September 30, 2024 and for the period from October 3, 2022 (commencement of operations) to September, 30 2023
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Ambrus investment companies since 2022.
Philadelphia, Pennsylvania
November 27, 2024

AMBRUS FUNDS
Shareholder Tax Information
(Unaudited)
The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise their shareholders of the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the year ended September 30, 2024, the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund paid $11,915,440, $3,100,524 and $3,651,730 of ordinary income dividends and $0, $4,897,691 and $5,792,632 of tax-exempt income, respectively to its shareholders.
The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations received for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund is 98.33%, 36.36% and 36.94%, respectively.
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund designate 1.05%, 4.26% and 5.19%, respectively, of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of ordinary income dividends qualifying for the corporate dividends received deduction for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund are 1.05%, 1.65% and 1.18%, respectively.
A total of 39.09%, 8.14% and 2.93% of the dividends distributed during the fiscal year for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund, respectively, was derived from interest on U.S. government securities, which is generally exempt from state income tax.
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

AMBRUS FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 996-2101 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

AMBRUS FUNDS
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within the Funds and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, the Funds and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at (833) 996-2101.

Investment Adviser
Whittier Advisors, LLC
4695 MacArthur Court
Suite 1500
Newport Beach, CA 92660
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103-7096
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
AMB-0924

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on June 17-18, 2024 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Whittier Advisors, LLC (“Whittier” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Ambrus Tax-Conscious National Bond Fund (“National Bond Fund”), Ambrus Tax-Conscious California Bond Fund (“California Bond Fund”) and Ambrus Core Bond Fund (“Core Bond Fund” (collectively, the “Ambrus Funds”). At the Meeting, the Board considered the continuation of the Agreement with respect to each Ambrus Fund for an additional one year period.

In determining whether to approve the Agreement, the Trustees, including the Independent Trustees, considered information provided by Whittier in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Whittier 15(c) Response”) regarding (i) the services performed or to be performed by Whittier for the Ambrus Funds, (ii) the composition and qualifications of Whittier’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Ambrus Funds, (iv) investment performance, (v) the financial condition of Whittier, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Ambrus Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Whittier’s ability to service the Ambrus Funds, and (x) compliance with the Ambrus Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Whittier 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Ambrus Fund compared against its Refinitiv Category and its benchmark; compliance with the Ambrus Funds’ investment objectives, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and Whittier’s adherence to pricing procedures as the Ambrus Funds’ Valuation Designee appointed by the Board.

The Board considered additional information provided by representatives from Whittier invited to participate in the Meeting regarding Whittier’s history, performance, investment strategy, and compliance program. Representatives of Whittier responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Ambrus Funds and Whittier, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the Whittier 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Whittier are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Ambrus Funds are likely to benefit from the provision of those services, (iv) Whittier has sufficient personnel, with the appropriate skills and experience, to serve the Ambrus Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Ambrus Funds is likely to continue under the Agreement.

The Trustees considered the investment performance for the Ambrus Funds (as applicable) and Whittier. The Trustees reviewed historical performance charts which showed the performance of the Ambrus Funds as compared to their respective benchmark indices and Refinitiv categories for the year-to-date, one-year and since inception periods ended March 31, 2024, as applicable. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.

Ambrus Tax-Conscious National Bond Fund. The Trustees noted that the National Bond Fund’s Institutional Class shares outperformed the Bloomberg Municipal Inter-Short (1-10 Year) Index for the year-to-date, one year and since inception periods ended March 31, 2024. They further noted that the National Bond Fund’s Institutional Class shares outperformed the Refinitiv General & Insured Municipal Debt Funds Median for the year-to-date period ended March 31, 2024, and underperformed for the one-year and since inception periods ended March 31, 2024.

Ambrus Tax-Conscious California Bond Fund. The Trustees noted that the California Bond Fund’s Institutional Class shares outperformed the Bloomberg California Municipal Inter-Short (1-10 Year) Index for the year-to-date, one year and since inception periods ended March 31, 2024. They further noted that the California Bond Fund’s Institutional Class shares outperformed the Refinitiv California Municipal Debt Funds Median for the year-to-date period ended March 31, 2024, and underperformed for the one-year and since inception periods ended March 31, 2024.

Ambrus Core Bond Fund. The Trustees noted that the Core Bond Fund’s Institutional Class shares outperformed the Bloomberg Intermediate Government/Credit Bond Index for the year-to-date, one year and since inception periods ended March 31, 2024. They further noted that the Core Bond Fund’s Institutional Class shares outperformed the Refinitiv Core Bond Funds Median for the year-to-date, one year and since inception periods ended March 31, 2024.

The Trustees concluded that the performance of each of the Ambrus Funds, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the representatives of Whittier had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Ambrus Funds and any other ancillary benefit resulting from Whittier’s relationship with the Ambrus Funds. The Trustees also reviewed information regarding the fees Whittier charges to certain other clients and evaluated explanations provided by Whittier as to differences in fees charged to the Ambrus Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Ambrus Funds versus those funds in the Ambrus Fund’s applicable Refinitiv category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Whittier are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Ambrus Funds as measured by the information provided by Whittier. The Board considered, among other data, the specific factors and related conclusion set forth below with respect to the Ambrus Funds:

Ambrus Tax-Conscious National Bond Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the National Bond Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.

Ambrus Tax-Conscious California Bond Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the California Bond Fund’s Institutional Class shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Ambrus Core Bond Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Core Bond Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

The Trustees considered the costs of the services provided by Whittier, the compensation and benefits received by Whittier in providing services to the Ambrus Funds, and the profitability and certain additional information related to the financial condition of Whittier. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Whittier.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Ambrus Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Ambrus Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Ambrus Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Whittier has contractually agreed to waive fees and/or reimburse certain expenses of the Ambrus Funds for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single factor as controlling, but made their determination in light of the information presented to them.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the 1940 Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date December 9, 2024

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date December 9, 2024

*	Print the name and title of each signing officer under his or her signature.